Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
AerSale Corp.
(a) (b)
.................... 73,921 $ 511,533
Archer Aviation, Inc. , Class A
(a) (b)
.......... 514,174 1,809,893
Astronics Corp.
(b)
.................... 63,104 1,263,973
Byrna Technologies, Inc.
(a) (b)
............. 38,127 380,508
Cadre Holdings, Inc. .................. 57,381 1,925,706
CPI Aerostructures, Inc.
(b)
.............. 27,509 67,947
Ducommun, Inc.
(b)
................... 29,921 1,737,213
Innovative Solutions and Support, Inc.
(b)
..... 31,164 186,984
Intuitive Machines, Inc.
(b)
............... 62,827 207,329
National Presto Industries, Inc. ........... 11,422 858,135
Optex Systems Holdings, Inc.
(b)
.......... 8,537 61,637
Park Aerospace Corp. ................. 40,936 560,005
Redwire Corp.
(a) (b)
.................... 49,419 354,334
Terran Orbital Corp.
(a) (b)
................ 339,543 278,425
Virgin Galactic Holdings, Inc.
(b)
........... 41,622 350,874
VirTra, Inc.
(a) (b)
...................... 23,318 179,315
10,733,811
Air Freight & Logistics — 0.1%
(b)
Air T, Inc.
(a)
........................ 2,142 45,689
Freightos Ltd. ...................... 11,195 26,644
Radiant Logistics, Inc. ................ 77,968 443,638
515,971
Automobile Components — 0.4%
(b)
Cooper-Standard Holdings, Inc. .......... 37,186 462,594
Holley, Inc.
(a)
....................... 102,757 367,870
Motorcar Parts of America, Inc.
(a)
......... 41,870 258,338
Solid Power, Inc. , Class A
(a)
............. 343,440 566,676
Stoneridge, Inc. ..................... 60,094 959,100
Strattec Security Corp. ................ 8,169 204,225
Superior Industries International, Inc. ...... 47,594 154,680
Sypris Solutions, Inc.
(a)
................ 27,478 52,758
3,026,241
Automobiles — 0.0%
(b)
Canoo, Inc. ........................ 130,723 278,440
Cenntro, Inc. ....................... 25,488 37,977
Envirotech Vehicles, Inc.
(a)
.............. 24,081 45,995
Mullen Automotive, Inc. ................ 10,973 26,335
388,747
Banks — 15.8%
1895 Bancorp of Wisconsin, Inc.
(a) (b)
....... 11,393 93,195
ACNB Corp. ....................... 18,233 661,311
Affinity Bancshares, Inc.
(a) (b)
............. 9,747 206,636
Amalgamated Financial Corp. ........... 39,631 1,085,889
Amerant Bancorp, Inc. , Class A .......... 65,629 1,489,778
AmeriServ Financial, Inc. .............. 33,845 76,490
Ames National Corp.
(a)
................ 19,350 396,481
Arrow Financial Corp. ................. 36,200 943,010
Auburn National BanCorp, Inc. ........... 5,009 91,615
Bank First Corp. .................... 21,592 1,783,283
Bank of Marin Bancorp ................ 35,471 574,275
Bank of the James Financial Group, Inc. .... 8,253 92,929
Bank7 Corp. ....................... 8,792 275,190
BankFinancial Corp. .................. 21,758 223,890
Bankwell Financial Group, Inc. ........... 14,230 361,015
Bar Harbor Bankshares ............... 33,129 890,508
BayCom Corp. ..................... 23,491 478,042
Bayfirst Financial Corp. ................ 7,786 90,473
BCB Bancorp, Inc. ................... 32,941 350,163
Blue Foundry Bancorp
(b)
............... 45,877 416,104
Blue Ridge Bankshares, Inc.
(b)
........... 41,304 107,803
Bogota Financial Corp.
(a) (b)
.............. 9,096 61,216
Security
Shares
Shares Value
Banks (continued)
Bridgewater Bancshares, Inc.
(b)
.......... 44,488 $ 516,506
Broadway Financial Corp.
(b)
............. 10,971 56,391
Burke & Herbert Financial Services Corp. ... 28,572 1,456,601
Business First Bancshares, Inc. .......... 53,196 1,157,545
BV Financial, Inc. .................... 21,556 256,732
Byline Bancorp, Inc. .................. 68,868 1,634,926
C&F Financial Corp. .................. 7,012 337,978
California Bancorp
(a) (b)
................. 17,121 368,101
Cambridge Bancorp .................. 16,712 1,153,128
Camden National Corp. ............... 32,072 1,058,376
Capital Bancorp, Inc. ................. 20,410 418,405
Capital City Bank Group, Inc. ............ 30,382 864,064
Carter Bankshares, Inc.
(b)
.............. 50,383 761,791
Catalyst Bancorp, Inc.
(b)
............... 9,051 104,811
CB Financial Services, Inc. ............. 10,392 235,483
Central Pacific Financial Corp. ........... 55,563 1,177,936
Central Plains Bancshares, Inc.
(b)
......... 7,531 76,138
CF Bankshares, Inc. .................. 8,429 158,128
CFSB Bancorp, Inc.
(b)
................. 4,887 33,134
Chemung Financial Corp. .............. 7,228 346,944
ChoiceOne Financial Services, Inc. ........ 15,476 443,387
Citizens & Northern Corp. .............. 32,795 586,703
Citizens Community Bancorp, Inc. ........ 22,050 255,118
Citizens Financial Services, Inc. .......... 9,930 446,254
Civista Bancshares, Inc. ............... 33,895 525,034
CNB Financial Corp. .................. 45,568 930,043
Coastal Financial Corp.
(a) (b)
............. 24,800 1,144,272
Codorus Valley Bancorp, Inc. ............ 19,360 465,414
Colony Bankcorp, Inc. ................ 36,604 448,399
Community Trust Bancorp, Inc. .......... 33,975 1,483,348
Community West Bancshares ........... 37,340 690,790
ConnectOne Bancorp, Inc. ............. 79,983 1,510,879
CrossFirst Bankshares, Inc.
(b)
............ 100,241 1,405,379
Cullman Bancorp, Inc. ................ 11,781 121,816
Dime Community Bancshares, Inc. ........ 78,097 1,593,179
Eagle Bancorp Montana, Inc. ............ 16,200 214,974
ECB Bancorp, Inc.
(b)
.................. 16,490 205,795
Enterprise Bancorp, Inc. ............... 21,494 534,771
Equity Bancshares, Inc. , Class A ......... 32,141 1,131,363
Esquire Financial Holdings, Inc. .......... 15,655 745,178
ESSA Bancorp, Inc. .................. 18,456 324,641
Evans Bancorp, Inc. .................. 11,745 330,152
Farmers & Merchants Bancorp, Inc. ....... 28,048 651,275
Farmers National Banc Corp. ............ 80,605 1,006,756
Fidelity D&D Bancorp, Inc. .............. 10,493 459,593
Financial Institutions, Inc. .............. 33,605 649,249
Finward Bancorp .................... 9,127 223,794
Finwise Bancorp
(a) (b)
.................. 22,755 232,329
First Bancorp, Inc. (The) ............... 23,481 583,503
First Bancshares, Inc. (The) ............. 67,956 1,765,497
First Bank ......................... 46,575 593,365
First Business Financial Services, Inc. ...... 17,339 641,370
First Capital, Inc. .................... 7,000 213,150
First Community Bankshares, Inc. ........ 37,825 1,393,473
First Community Corp. ................ 16,279 280,813
First Financial Corp. .................. 25,380 936,014
First Financial Northwest, Inc. ........... 15,463 326,733
First Foundation, Inc. ................. 115,271 755,025
First Guaranty Bancshares, Inc. .......... 13,322 119,898
First Internet Bancorp ................. 17,905 483,793
First Mid Bancshares, Inc. .............. 50,548 1,662,018
First National Corp. .................. 11,432 173,652
First Northwest Bancorp ............... 16,941 164,158
First of Long Island Corp. (The) .......... 47,386 474,808
First Savings Financial Group, Inc. ........ 12,305 218,906

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Seacoast Bancorp
(b)
.............. 9,708 $ 87,760
First United Corp. ................... 13,717 280,101
First US Bancshares, Inc. .............. 11,229 103,868
First Western Financial, Inc.
(b)
........... 17,558 298,486
Five Star Bancorp ................... 35,972 850,738
Flushing Financial Corp. ............... 60,721 798,481
FNCB Bancorp, Inc. .................. 33,577 226,645
Franklin Financial Services Corp. ......... 9,240 261,307
FS Bancorp, Inc. .................... 14,652 534,065
FVCBankcorp, Inc.
(b)
.................. 35,967 392,760
German American Bancorp, Inc. .......... 62,940 2,224,929
Great Southern Bancorp, Inc. ............ 19,094 1,061,817
Greene County Bancorp, Inc.
(a)
........... 15,447 520,718
Guaranty Bancshares, Inc. ............. 17,627 555,956
Hanmi Financial Corp. ................ 63,252 1,057,573
Hanover Bancorp, Inc. ................ 12,105 199,733
HarborOne Bancorp, Inc. .............. 87,716 976,279
Hawthorn Bancshares, Inc. ............. 12,115 239,877
HBT Financial, Inc. ................... 28,318 578,254
Heritage Commerce Corp. .............. 132,301 1,151,019
Hingham Institution for Savings (The)
(a)
..... 3,453 617,673
HMN Financial, Inc. .................. 8,151 186,576
Home Bancorp, Inc. .................. 15,732 629,437
Home Federal Bancorp, Inc. of Louisiana .... 3,896 45,116
HomeStreet, Inc. .................... 40,345 459,933
HomeTrust Bancshares, Inc. ............ 32,655 980,630
Horizon Bancorp, Inc. ................. 95,888 1,186,135
IF Bancorp, Inc. ..................... 5,332 86,272
Independent Bank Corp. ............... 44,257 1,194,939
Investar Holding Corp. ................ 20,458 315,053
John Marshall Bancorp, Inc. ............ 27,513 479,827
Kearny Financial Corp. ................ 120,448 740,755
Kentucky First Federal Bancorp .......... 6,062 19,156
Lake Shore Bancorp, Inc. .............. 4,053 50,703
Landmark Bancorp, Inc. ............... 9,237 177,350
LCNB Corp. ....................... 27,302 379,771
LINKBANCORP, Inc. ................. 49,449 302,628
Macatawa Bank Corp. ................ 58,005 846,873
Magyar Bancorp, Inc. ................. 11,741 131,969
MainStreet Bancshares, Inc. ............ 15,405 273,131
Mercantile Bank Corp. ................ 34,877 1,414,960
Meridian Corp. ..................... 20,675 217,501
Metrocity Bankshares, Inc. ............. 40,820 1,077,648
Metropolitan Bank Holding Corp.
(b)
........ 23,301 980,739
Mid Penn Bancorp, Inc. ................ 33,075 725,996
Middlefield Banc Corp. ................ 16,146 388,311
Midland States Bancorp, Inc. ............ 43,829 992,727
MidWestOne Financial Group, Inc. ........ 32,166 723,413
MVB Financial Corp. ................. 25,265 470,940
National Bankshares, Inc. .............. 12,685 358,732
NB Bancorp, Inc.
(b)
................... 85,844 1,294,528
Nicolet Bankshares, Inc. ............... 29,340 2,436,394
Northeast Bank ..................... 14,748 897,563
Northeast Community Bancorp, Inc. ....... 27,334 487,092
Northfield Bancorp, Inc. ............... 86,575 820,731
Northrim BanCorp, Inc. ................ 11,793 679,749
Norwood Financial Corp. ............... 16,414 416,587
NSTS Bancorp, Inc.
(b)
................. 9,718 93,584
Oak Valley Bancorp .................. 15,013 374,875
Ohio Valley Banc Corp. ................ 9,276 185,520
Old Point Financial Corp. .............. 7,622 111,815
Old Second Bancorp, Inc. .............. 96,324 1,426,558
OP Bancorp ....................... 26,570 254,806
OptimumBank Holdings, Inc.
(b)
........... 5,530 23,779
Orange County Bancorp, Inc. ............ 11,262 595,535
Security
Shares
Shares Value
Banks (continued)
Origin Bancorp, Inc. .................. 64,752 $ 2,053,933
Orrstown Financial Services, Inc. ......... 23,628 646,462
Parke Bancorp, Inc. .................. 23,366 406,568
Pathfinder Bancorp, Inc. ............... 7,068 93,156
Patriot National Bancorp, Inc.
(a) (b)
......... 2,600 4,862
PB Bankshares, Inc.
(a) (b)
............... 4,845 68,508
PCB Bancorp ...................... 24,210 394,139
Peapack-Gladstone Financial Corp. ....... 36,928 836,419
Penns Woods Bancorp, Inc. ............. 16,135 331,574
Peoples Bancorp of North Carolina, Inc. .... 10,074 294,161
Peoples Bancorp, Inc. ................ 76,447 2,293,410
Peoples Financial Services Corp. ......... 15,369 699,904
Pioneer Bancorp, Inc.
(b)
................ 25,700 257,257
Plumas Bancorp .................... 12,117 435,970
Ponce Financial Group, Inc.
(a) (b)
.......... 42,582 389,199
Preferred Bank ..................... 25,497 1,924,769
Premier Financial Corp. ............... 78,071 1,597,333
Primis Financial Corp. ................. 44,756 469,043
Princeton Bancorp, Inc. ................ 11,224 371,514
Provident Bancorp, Inc.
(b)
.............. 34,650 353,084
Provident Financial Holdings, Inc. ......... 11,383 142,288
QCR Holdings, Inc. .................. 36,199 2,171,940
RBB Bancorp ...................... 37,681 708,780
Red River Bancshares, Inc. ............. 10,423 500,200
Republic Bancorp, Inc. , Class A .......... 18,238 977,739
Rhinebeck Bancorp, Inc.
(b)
.............. 8,628 67,816
Richmond Mutual BanCorp, Inc. .......... 21,009 246,646
Riverview Bancorp, Inc. ............... 43,009 171,606
SB Financial Group, Inc. ............... 13,428 187,992
Shore Bancshares, Inc. ................ 67,958 778,119
Sierra Bancorp ..................... 29,125 651,817
SmartFinancial, Inc. .................. 35,183 832,782
Sound Financial Bancorp, Inc. ........... 4,369 192,061
South Plains Financial, Inc. ............. 26,102 704,754
Southern California Bancorp
(b)
........... 26,013 350,395
Southern First Bancshares, Inc.
(b)
......... 17,001 497,109
Southern Missouri Bancorp, Inc. .......... 21,009 945,615
Southern States Bancshares, Inc. ......... 18,300 496,662
SR Bancorp, Inc.
(a) (b)
.................. 21,130 195,452
Stellar Bancorp, Inc. .................. 108,557 2,492,469
Sterling Bancorp, Inc.
(b)
................ 46,749 244,497
Summit State Bank .................. 12,298 116,216
TC Bancshares, Inc. .................. 8,585 115,898
Territorial Bancorp, Inc. ................ 16,100 130,410
Texas Community Bancshares, Inc. ....... 5,053 73,622
Third Coast Bancshares, Inc.
(b)
........... 25,444 541,194
Timberland Bancorp, Inc. .............. 16,621 450,263
TrustCo Bank Corp. .................. 39,022 1,122,663
Union Bankshares, Inc. ................ 8,890 190,957
United Bancorp, Inc. .................. 10,336 129,717
United Security Bancshares ............. 31,080 225,330
Unity Bancorp, Inc. ................... 15,878 469,512
Univest Financial Corp. ................ 63,857 1,457,855
USCB Financial Holdings, Inc. , Class A ..... 23,183 297,438
Village Bank and Trust Financial Corp. ..... 1,190 54,740
Virginia National Bankshares Corp. ........ 10,306 338,037
Washington Trust Bancorp, Inc. .......... 37,548 1,029,191
West BanCorp, Inc. .................. 35,527 635,933
Western New England Bancorp, Inc. ....... 42,357 291,416
William Penn Bancorp ................ 17,623 200,902
126,772,149
Beverages — 0.3%
(b)
Splash Beverage Group, Inc.
(a)
........... 17,034 3,918
Vintage Wine Estates, Inc. .............. 13,965 1,944

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages (continued)
Vita Coco Co., Inc. (The)
(a)
.............. 86,475 $ 2,408,328
Willamette Valley Vineyards, Inc. ......... 4,117 16,180
2,430,370
Biotechnology — 13.6%
2seventy bio, Inc.
(a) (b)
................. 107,740 414,799
4D Molecular Therapeutics, Inc.
(b)
......... 109,753 2,303,715
89bio, Inc.
(b)
....................... 178,495 1,429,745
Aadi Bioscience, Inc.
(b)
................ 37,022 54,052
Abeona Therapeutics, Inc.
(a) (b)
........... 57,676 244,546
Absci Corp.
(a) (b)
..................... 175,975 542,003
ACELYRIN, Inc.
(b)
.................... 160,653 708,480
Achieve Life Sciences, Inc.
(b)
............ 75,758 356,063
Acrivon Therapeutics, Inc.
(b)
............. 26,600 154,280
Actinium Pharmaceuticals, Inc.
(a) (b)
........ 66,251 490,257
Acumen Pharmaceuticals, Inc.
(a) (b)
......... 92,480 223,802
Acurx Pharmaceuticals, Inc.
(b)
........... 24,016 54,036
ADC Therapeutics SA
(b)
............... 153,933 486,428
Adicet Bio, Inc.
(b)
.................... 146,398 177,142
Adverum Biotechnologies, Inc.
(b)
.......... 45,737 313,756
AEON Biopharma, Inc. , Class A
(b)
......... 28,046 29,448
Aerovate Therapeutics, Inc.
(b)
............ 30,146 50,042
Agenus, Inc.
(b)
...................... 44,763 749,780
Aileron Therapeutics, Inc.
(b)
............. 26,929 74,593
Akebia Therapeutics, Inc.
(b)
............. 457,467 466,616
Aldeyra Therapeutics, Inc.
(b)
............. 109,797 363,428
Alector, Inc.
(b)
...................... 177,757 807,017
Allakos, Inc.
(b)
...................... 174,400 174,400
Altimmune, Inc.
(a) (b)
................... 156,471 1,040,532
ALX Oncology Holdings, Inc.
(a) (b)
.......... 72,804 439,008
AnaptysBio, Inc.
(a) (b)
.................. 43,119 1,080,562
Anavex Life Sciences Corp.
(a) (b)
.......... 160,577 677,635
Anika Therapeutics, Inc.
(b)
.............. 32,281 817,678
Anixa Biosciences, Inc.
(b)
............... 67,315 148,766
Annexon, Inc.
(b)
..................... 185,590 909,391
Annovis Bio, Inc.
(a) (b)
.................. 18,290 105,350
Applied Therapeutics, Inc.
(b)
............. 211,717 988,718
Arbutus Biopharma Corp.
(b)
............. 307,501 950,178
ARCA biopharma, Inc.
(b)
............... 15,205 58,235
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 50,481 1,229,212
Armata Pharmaceuticals, Inc.
(a) (b)
......... 20,619 56,702
ArriVent Biopharma, Inc.
(a) (b)
............. 21,630 401,236
ARS Pharmaceuticals, Inc.
(a) (b)
........... 108,378 922,297
Assembly Biosciences, Inc.
(b)
............ 7,646 104,903
Astria Therapeutics, Inc.
(b)
.............. 99,323 903,839
Atossa Therapeutics, Inc.
(b)
............. 278,038 330,865
aTyr Pharma, Inc.
(b)
.................. 148,316 231,373
Aura Biosciences, Inc.
(b)
............... 102,034 771,377
Avid Bioservices, Inc.
(a) (b)
............... 136,990 978,109
Avita Medical, Inc.
(a) (b)
................. 56,335 446,173
Benitec Biopharma, Inc.
(b)
.............. 5,432 37,970
Beyondspring, Inc.
(a) (b)
................. 50,990 122,376
BioAtla, Inc.
(b)
...................... 95,859 131,327
Biomea Fusion, Inc.
(a) (b)
................ 60,958 274,311
Bioxcel Therapeutics, Inc.
(b)
............. 62,367 79,830
Black Diamond Therapeutics, Inc.
(a) (b)
...... 81,893 381,621
Bluebird Bio, Inc.
(a) (b)
.................. 422,361 415,688
Bolt Biotherapeutics, Inc.
(a) (b)
............ 67,739 50,804
Boundless Bio, Inc.
(b)
................. 6,350 24,574
BrainStorm Cell Therapeutics, Inc.
(b)
....... 8,803 2,980
C4 Therapeutics, Inc.
(a) (b)
............... 129,196 596,886
Cabaletta Bio, Inc.
(a) (b)
................. 94,751 708,737
Candel Therapeutics, Inc.
(a) (b)
............ 43,709 270,996
Capricor Therapeutics, Inc.
(a) (b)
........... 55,986 267,053
Cardiff Oncology, Inc.
(a) (b)
............... 86,525 192,086
Security
Shares
Shares Value
Biotechnology (continued)
CareDx, Inc.
(a) (b)
..................... 109,852 $ 1,706,002
Cargo Therapeutics, Inc.
(a) (b)
............. 43,317 711,265
Caribou Biosciences, Inc.
(b)
............. 181,474 297,617
Carisma Therapeutics, Inc.
(b)
............ 59,128 89,875
Carmell Corp.
(b)
..................... 3,838 5,105
Cartesian Therapeutics, Inc.
(a) (b)
.......... 15,920 429,999
Celcuity, Inc.
(b)
...................... 51,474 843,144
Cellectar Biosciences, Inc.
(b)
............ 79,085 197,712
CEL-SCI Corp.
(a) (b)
................... 100,980 117,137
Celularity, Inc. , Class A
(b)
............... 11,452 35,845
Century Therapeutics, Inc.
(b)
............ 100,712 256,816
CervoMed, Inc.
(b)
.................... 11,876 203,317
Checkpoint Therapeutics, Inc.
(b)
.......... 71,679 154,110
Chimerix, Inc.
(b)
..................... 82,812 72,543
Cibus, Inc.
(b)
....................... 32,874 323,809
Cidara Therapeutics, Inc.
(a) (b)
............ 9,534 113,836
Cogent Biosciences, Inc.
(a) (b)
............ 202,118 1,703,855
Coherus Biosciences, Inc.
(a) (b)
............ 242,548 419,608
Compass Therapeutics, Inc.
(b)
........... 224,275 224,275
Corbus Pharmaceuticals Holdings, Inc.
(b)
.... 22,387 1,013,012
Corvus Pharmaceuticals, Inc.
(b)
.......... 92,059 167,547
Coya Therapeutics, Inc.
(a) (b)
............. 29,168 176,758
Cue Biopharma, Inc.
(a) (b)
............... 106,994 132,673
Cullinan Therapeutics, Inc.
(a) (b)
........... 85,138 1,484,807
Curis, Inc.
(b)
........................ 12,960 89,424
Cyclo Therapeutics, Inc.
(b)
.............. 21,257 26,996
CytomX Therapeutics, Inc.
(b)
............ 149,399 182,267
Design Therapeutics, Inc.
(b)
............. 68,170 228,369
DiaMedica Therapeutics, Inc.
(a) (b)
......... 53,009 156,377
Dianthus Therapeutics, Inc.
(b)
............ 52,618 1,361,754
Disc Medicine, Inc.
(a) (b)
................ 36,194 1,631,264
Dyadic International, Inc.
(a) (b)
............ 44,115 65,290
Eagle Pharmaceuticals, Inc.
(b)
........... 22,788 127,613
Eledon Pharmaceuticals, Inc.
(b)
........... 31,750 83,820
Elevation Oncology, Inc.
(a) (b)
............. 114,870 310,149
Elicio Therapeutics, Inc.
(b)
.............. 16,488 67,766
Eliem Therapeutics, Inc.
(b)
.............. 16,050 114,115
Elutia, Inc. , Class A
(b)
................. 23,500 116,560
Emergent BioSolutions, Inc.
(b)
........... 116,033 791,345
Enanta Pharmaceuticals, Inc.
(b)
.......... 44,191 573,157
Entrada Therapeutics, Inc.
(b)
............ 54,375 774,844
Equillium, Inc.
(b)
..................... 31,250 21,662
Erasca, Inc.
(a) (b)
..................... 248,379 586,174
Estrella Immunopharma, Inc.
(b)
........... 6,639 6,971
Exagen, Inc.
(b)
...................... 9,324 16,970
Fennec Pharmaceuticals, Inc.
(b)
.......... 51,595 315,245
Fibrobiologics, Inc.
(b)
.................. 41,908 209,121
FibroGen, Inc.
(b)
..................... 219,188 195,581
Foghorn Therapeutics, Inc.
(b)
............ 55,587 319,625
Fortress Biotech, Inc.
(b)
................ 31,946 54,628
G1 Therapeutics, Inc.
(a) (b)
............... 108,813 248,094
Gain Therapeutics, Inc.
(a) (b)
............. 37,448 47,933
Galectin Therapeutics, Inc.
(a) (b)
........... 45,307 102,394
Galecto, Inc.
(b)
...................... 8,246 3,911
Genelux Corp.
(b)
..................... 44,371 86,523
Generation Bio Co.
(a) (b)
................ 108,904 307,109
GlycoMimetics, Inc.
(b)
................. 109,064 30,712
Greenwich Lifesciences, Inc.
(a) (b)
.......... 12,959 223,672
HCW Biologics, Inc.
(b)
................. 39,280 25,414
Heron Therapeutics, Inc.
(a) (b)
............. 258,596 905,086
HilleVax, Inc.
(b)
...................... 69,406 1,003,611
Hookipa Pharma, Inc.
(b)
................ 1,527 904
Humacyte, Inc.
(b)
.................... 193,644 929,491
IGM Biosciences, Inc.
(a) (b)
.............. 33,474 229,966
Immix Biopharma, Inc.
(b)
............... 10,271 20,337

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
ImmuCell Corp.
(b)
.................... 12,670 $ 61,450
Immuneering Corp. , Class A
(b)
........... 51,106 65,416
Immunic, Inc.
(b)
..................... 194,459 215,849
Immunome, Inc.
(a) (b)
.................. 113,228 1,370,059
IN8bio, Inc.
(b)
....................... 49,774 42,134
Inhibrx Biosciences, Inc.
(b)
.............. 23,067 326,859
Inmune Bio, Inc.
(a) (b)
.................. 26,956 237,752
Inovio Pharmaceuticals, Inc.
(b)
........... 55,906 451,720
Inozyme Pharma, Inc.
(b)
............... 113,923 508,097
Intensity Therapeutics, Inc.
(b)
............ 12,775 62,598
Invivyd, Inc.
(b)
...................... 174,239 191,663
iTeos Therapeutics, Inc.
(b)
.............. 57,194 848,759
Jasper Therapeutics, Inc.
(a) (b)
............ 24,933 565,979
KalVista Pharmaceuticals, Inc.
(b)
.......... 83,914 988,507
Karyopharm Therapeutics, Inc.
(b)
......... 253,747 220,151
Kiniksa Pharmaceuticals International plc
(a) (b)
. 82,164 1,534,002
Kodiak Sciences, Inc.
(b)
................ 71,978 169,148
Korro Bio, Inc.
(b)
..................... 13,421 454,569
Kronos Bio, Inc.
(b)
.................... 105,232 130,488
Kyverna Therapeutics, Inc.
(b)
............ 37,081 278,108
Lantern Pharma, Inc.
(a) (b)
............... 16,202 75,663
Larimar Therapeutics, Inc.
(b)
............. 92,677 671,908
Leap Therapeutics, Inc.
(b)
.............. 39,081 76,599
LENZ Therapeutics, Inc.
(a)
.............. 27,665 478,328
Lexeo Therapeutics, Inc.
(a) (b)
............. 22,584 362,247
Lexicon Pharmaceuticals, Inc.
(b)
.......... 253,001 425,042
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 325,391 324,512
Lyell Immunopharma, Inc.
(a) (b)
............ 357,534 518,424
MacroGenics, Inc.
(b)
.................. 135,506 575,901
MAIA Biotechnology, Inc.
(a) (b)
............ 28,159 96,304
MannKind Corp.
(b)
................... 584,054 3,048,762
Marker Therapeutics, Inc.
(b)
............. 9,146 49,663
MediciNova, Inc.
(a) (b)
.................. 99,283 142,968
MEI Pharma, Inc. .................... 6,577 19,139
MeiraGTx Holdings plc
(b)
............... 85,403 359,547
Mersana Therapeutics, Inc.
(b)
............ 250,077 502,655
Metagenomi, Inc.
(b)
................... 13,742 56,067
MiMedx Group, Inc.
(b)
................. 261,181 1,809,984
Mineralys Therapeutics, Inc.
(b)
........... 62,908 736,024
MiNK Therapeutics, Inc.
(b)
.............. 21,718 20,615
Mirum Pharmaceuticals, Inc.
(b)
........... 86,392 2,953,742
Monte Rosa Therapeutics, Inc.
(b)
.......... 67,195 251,309
Mural Oncology plc
(b)
................. 36,551 114,770
Neurogene, Inc.
(b)
.................... 22,675 825,143
NextCure, Inc.
(b)
..................... 51,586 82,022
Nkarta, Inc.
(b)
....................... 116,501 688,521
NKGen Biotech, Inc.
(b)
................. 15,112 19,192
Nurix Therapeutics, Inc.
(a) (b)
............. 133,286 2,781,679
Nuvectis Pharma, Inc.
(b)
............... 20,488 129,689
Ocean Biomedical, Inc.
(b)
............... 17,689 21,581
Ocugen, Inc.
(b)
...................... 563,412 873,289
Olema Pharmaceuticals, Inc.
(b)
........... 87,960 951,727
Omega Therapeutics, Inc.
(b)
............. 55,969 115,856
Oncocyte Corp.
(b)
.................... 11,531 34,016
Organogenesis Holdings, Inc. , Class A
(a) (b)
... 159,057 445,360
Orgenesis, Inc.
(b)
.................... 18,799 11,279
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 135,569 958,473
Outlook Therapeutics, Inc.
(a) (b)
........... 17,422 128,574
Ovid therapeutics, Inc.
(b)
............... 132,803 102,152
Palatin Technologies, Inc.
(b)
............. 22,315 43,514
Passage Bio, Inc.
(a) (b)
................. 112,926 89,686
PDS Biotechnology Corp.
(b)
............. 73,923 216,594
PepGen, Inc.
(a) (b)
.................... 34,197 545,784
PharmaCyte Biotech, Inc.
(b)
............. 12,195 23,902
PMV Pharmaceuticals, Inc.
(a) (b)
........... 97,488 157,931
Security
Shares
Shares Value
Biotechnology (continued)
Poseida Therapeutics, Inc.
(b)
............ 151,285 $ 441,752
Praxis Precision Medicines, Inc.
(b)
......... 37,982 1,570,936
Precigen, Inc.
(a) (b)
.................... 278,995 440,812
Precision BioSciences, Inc.
(b)
............ 13,582 132,153
Prelude Therapeutics, Inc.
(b)
............. 29,520 112,471
Protalix BioTherapeutics, Inc.
(b)
.......... 155,793 182,278
Protara Therapeutics, Inc.
(a) (b)
............ 39,816 82,817
Puma Biotechnology, Inc.
(a) (b)
............ 91,144 297,129
Pyxis Oncology, Inc.
(a) (b)
................ 107,560 356,024
Q32 Bio, Inc.
(b)
...................... 13,249 237,820
Quince Therapeutics, Inc.
(a) (b)
............ 83,342 62,507
Rallybio Corp.
(b)
..................... 51,631 69,186
RAPT Therapeutics, Inc.
(a) (b)
............. 66,156 201,776
Regulus Therapeutics, Inc.
(b)
............ 138,867 247,878
Reneo Pharmaceuticals, Inc.
(a) (b)
.......... 44,559 67,284
Renovaro, Inc.
(a) (b)
................... 107,183 187,570
RenovoRx, Inc.
(b)
.................... 9,162 10,353
Replimune Group, Inc.
(a) (b)
.............. 110,816 997,344
Rezolute, Inc.
(b)
..................... 75,205 323,382
Rigel Pharmaceuticals, Inc.
(a) (b)
........... 38,107 313,240
SAB Biotherapeutics, Inc.
(b)
............. 6,752 20,931
Sagimet Biosciences, Inc. , Class A
(b)
....... 59,368 203,039
Savara, Inc.
(b)
...................... 213,688 861,163
Scholar Rock Holding Corp.
(a) (b)
.......... 150,867 1,256,722
SELLAS Life Sciences Group, Inc.
(a) (b)
...... 127,106 151,256
Sensei Biotherapeutics, Inc.
(a) (b)
.......... 7,208 4,470
Sera Prognostics, Inc. , Class A
(a) (b)
........ 60,775 359,788
Shattuck Labs, Inc.
(a) (b)
................ 86,230 332,848
Skye Bioscience, Inc.
(b)
................ 37,866 303,307
Solid Biosciences, Inc.
(a) (b)
.............. 49,616 281,323
Spero Therapeutics, Inc.
(a) (b)
............. 93,883 122,048
Stoke Therapeutics, Inc.
(a) (b)
............. 78,353 1,058,549
Surrozen, Inc.
(b)
..................... 2,978 32,609
Sutro Biopharma, Inc.
(b)
................ 180,315 528,323
Syros Pharmaceuticals, Inc.
(a) (b)
.......... 54,043 278,862
Tango Therapeutics, Inc.
(b)
.............. 105,126 901,981
Taysha Gene Therapies, Inc.
(b)
........... 352,265 789,074
Tempest Therapeutics, Inc.
(b)
............ 38,347 83,980
Tenaya Therapeutics, Inc.
(b)
............. 121,533 376,752
Tevogen Bio Holdings, Inc.
(b)
............ 47,349 34,243
Tourmaline Bio, Inc. .................. 50,854 653,982
TScan Therapeutics, Inc.
(b)
............. 84,547 494,600
Turnstone Biologics Corp.
(a) (b)
............ 37,023 97,000
Tyra Biosciences, Inc.
(b)
............... 44,757 715,664
Unicycive Therapeutics, Inc.
(b)
........... 47,334 23,719
UNITY Biotechnology, Inc.
(b)
............. 6,578 8,880
UroGen Pharma Ltd.
(b)
................ 75,671 1,269,759
Vanda Pharmaceuticals, Inc.
(b)
........... 125,572 709,482
Verastem, Inc.
(b)
..................... 55,958 166,755
Verve Therapeutics, Inc.
(a) (b)
............. 156,543 763,930
Vigil Neuroscience, Inc.
(b)
.............. 38,033 152,132
Viracta Therapeutics, Inc.
(a) (b)
............ 35,109 19,089
Viridian Therapeutics, Inc.
(a) (b)
............ 137,870 1,793,689
Vistagen Therapeutics, Inc.
(b)
............ 49,599 172,605
Vor BioPharma, Inc.
(b)
................. 99,190 99,190
Voyager Therapeutics, Inc.
(b)
............ 101,373 801,860
vTv Therapeutics, Inc. , Class A
(b)
......... 18 318
Werewolf Therapeutics, Inc.
(a) (b)
.......... 67,093 163,707
X4 Pharmaceuticals, Inc.
(b)
............. 369,823 214,497
XBiotech, Inc.
(a) (b)
.................... 41,103 211,269
Xilio Therapeutics, Inc.
(b)
............... 58,706 55,624
XOMA Corp.
(b)
...................... 17,644 417,986
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 81,038 978,939
Zura Bio Ltd. , Class A
(a) (b)
.............. 44,051 154,179

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Zymeworks, Inc.
(a) (b)
.................. 123,227 $ 1,048,662
108,433,659
Broadline Retail — 0.2%
(b)
1stdibs.com, Inc.
(a)
................... 56,112 251,943
Big Lots, Inc. ....................... 63,385 109,656
ContextLogic, Inc. , Class A
(a)
............ 54,367 310,436
Groupon, Inc.
(a)
..................... 50,474 772,252
1,444,287
Building Products — 0.5%
Alpha Pro Tech Ltd.
(a) (b)
................ 21,883 120,357
Caesarstone Ltd.
(b)
................... 46,405 232,025
Insteel Industries, Inc. ................. 41,273 1,277,812
Quanex Building Products Corp. .......... 72,676 2,009,491
3,639,685
Capital Markets — 0.4%
AlTi Global, Inc. , Class A
(a) (b)
............ 74,131 386,223
Bakkt Holdings, Inc. , Class A
(a) (b)
.......... 11,587 219,226
Binah Capital Group, Inc.
(b)
............. 4,470 27,714
Diamond Hill Investment Group, Inc. ....... 6,012 846,189
Ellington Credit Co. .................. 44,040 306,078
Forge Global Holdings, Inc.
(b)
............ 252,724 368,977
Great Elm Group, Inc.
(b)
............... 33,076 59,537
Hennessy Advisors, Inc. ............... 10,010 71,271
Heritage Global, Inc.
(b)
................ 72,429 178,175
MarketWise, Inc. , Class A .............. 84,551 98,079
Marygold Cos., Inc. (The)
(a) (b)
............ 31,581 47,371
MDB Capital Holdings LLC , Class A
(b)
...... 3,407 25,484
Siebert Financial Corp.
(a) (b)
.............. 36,466 63,451
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 21,080 328,637
Value Line, Inc. ..................... 1,728 74,425
Westwood Holdings Group, Inc. .......... 18,414 224,283
3,325,120
Chemicals — 1.2%
AdvanSix, Inc. ...................... 56,342 1,291,359
Alto Ingredients, Inc.
(b)
................ 161,930 233,989
American Vanguard Corp. .............. 55,592 478,091
Arq, Inc.
(a) (b)
........................ 54,468 330,621
ASP Isotopes, Inc.
(b)
.................. 87,210 266,863
Aspen Aerogels, Inc.
(b)
................ 128,324 3,060,527
Core Molding Technologies, Inc.
(a) (b)
........ 16,627 265,034
Flexible Solutions International, Inc. ....... 5,949 10,411
Flotek Industries, Inc.
(b)
................ 37,294 183,113
Intrepid Potash, Inc.
(b)
................. 24,092 564,476
Koppers Holdings, Inc. ................ 45,044 1,666,178
Northern Technologies International Corp. ... 17,323 286,869
Rayonier Advanced Materials, Inc.
(b)
....... 140,984 766,953
Trinseo plc ........................ 77,263 178,477
Valhi, Inc. ......................... 5,421 96,656
9,679,617
Commercial Services & Supplies — 2.2%
ACCO Brands Corp. .................. 205,833 967,415
Acme United Corp. ................... 5,233 183,521
Aqua Metals, Inc.
(a) (b)
................. 85,524 27,368
ARC Document Solutions, Inc. ........... 76,316 201,474
Aris Water Solutions, Inc. , Class A ........ 59,087 925,893
Bridger Aerospace Group Holdings, Inc.
(b)
... 19,888 74,381
BrightView Holdings, Inc.
(b)
............. 97,404 1,295,473
CECO Environmental Corp.
(b)
............ 64,459 1,859,642
CompX International, Inc. .............. 3,419 84,347
Ennis, Inc. ........................ 56,223 1,230,721
Enviri Corp.
(b)
...................... 174,519 1,506,099
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Fuel Tech, Inc.
(b)
.................... 47,710 $ 51,050
Interface, Inc. ...................... 126,495 1,856,947
LanzaTech Global, Inc.
(a) (b)
.............. 245,551 454,269
Liquidity Services, Inc.
(b)
............... 47,420 947,452
Mobile Infrastructure Corp.
(b)
............ 11,149 38,241
NL Industries, Inc. ................... 18,888 113,895
Odyssey Marine Exploration, Inc.
(a) (b)
....... 41,204 201,076
Perma-Fix Environmental Services, Inc.
(a) (b)
.. 27,724 280,844
Quad/Graphics, Inc. , Class A ............ 66,265 361,144
Quest Resource Holding Corp.
(b)
.......... 37,936 333,837
Team, Inc.
(b)
....................... 5,499 48,831
Viad Corp.
(b)
....................... 45,065 1,532,210
Virco Mfg. Corp.
(a)
................... 23,082 321,763
VSE Corp.
(a)
....................... 30,089 2,656,257
17,554,150
Communications Equipment — 1.1%
ADTRAN Holdings, Inc. ............... 173,152 910,780
Applied Optoelectronics, Inc.
(a) (b)
.......... 81,505 675,676
Aviat Networks, Inc.
(b)
................. 25,070 719,258
BK Technologies Corp.
(b)
............... 7,028 89,958
Cambium Networks Corp.
(a) (b)
............ 27,581 76,951
Clearfield, Inc.
(a) (b)
.................... 27,492 1,060,092
ClearOne, Inc. ...................... 1,600 1,040
CommScope Holding Co., Inc.
(b)
.......... 464,108 570,853
Comtech Telecommunications Corp.
(b)
...... 61,828 187,339
Digi International, Inc.
(a) (b)
.............. 78,653 1,803,513
DZS, Inc.
(b)
........................ 48,905 57,219
Franklin Wireless Corp.
(b)
.............. 22,036 79,991
Genasys, Inc.
(b)
..................... 96,383 203,850
Inseego Corp.
(b)
..................... 21,902 233,475
KVH Industries, Inc.
(b)
................. 35,607 165,573
Lantronix, Inc.
(b)
..................... 68,743 244,038
NETGEAR, Inc.
(b)
.................... 62,198 951,629
Network-1 Technologies, Inc. ............ 34,314 61,079
Ondas Holdings, Inc.
(a) (b)
............... 37,069 21,500
Optical Cable Corp.
(b)
................. 7,227 19,585
Ribbon Communications, Inc.
(b)
.......... 199,311 655,733
8,789,132
Construction & Engineering — 1.2%
Argan, Inc. ........................ 27,307 1,997,780
Bowman Consulting Group Ltd.
(a) (b)
........ 29,362 933,418
Concrete Pumping Holdings, Inc.
(b)
........ 52,788 317,256
Great Lakes Dredge & Dock Corp.
(b)
....... 145,219 1,275,023
Limbach Holdings, Inc.
(a) (b)
.............. 22,506 1,281,267
Matrix Service Co.
(b)
.................. 58,259 578,512
Northwest Pipe Co.
(b)
................. 21,331 724,614
Orion Group Holdings, Inc.
(b)
............ 67,526 642,172
Shimmick Corp.
(a) (b)
.................. 6,774 10,500
Southland Holdings, Inc.
(b)
.............. 21,638 99,102
Tutor Perini Corp.
(b)
.................. 95,321 2,076,091
9,935,735
Construction Materials — 0.0%
Smith-Midland Corp.
(b)
................ 9,901 274,159
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(b)
............. 12,115 341,401
Consumer Portfolio Services, Inc.
(b)
........ 18,666 182,927
Katapult Holdings, Inc.
(b)
............... 5,331 89,614
LendingTree, Inc.
(b)
................... 21,890 910,405
Medallion Financial Corp. .............. 41,351 317,576
Moneylion, Inc.
(b)
.................... 18,721 1,376,742
NerdWallet, Inc. , Class A
(b)
.............. 85,272 1,244,971
Nicholas Financial, Inc.
(a) (b)
.............. 8,750 57,487

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Oportun Financial Corp.
(b)
.............. 74,444 $ 215,888
OppFi, Inc. , Class A .................. 39,746 134,739
Regional Management Corp. ............ 17,845 512,865
World Acceptance Corp.
(b)
.............. 7,912 977,765
6,362,380
Consumer Staples Distribution & Retail — 0.3%
HF Foods Group, Inc.
(b)
................ 87,453 262,359
Natural Grocers by Vitamin Cottage, Inc. .... 20,597 436,657
SpartanNash Co. .................... 75,637 1,418,950
Village Super Market, Inc. , Class A ........ 19,205 507,204
2,625,170
Containers & Packaging — 0.2%
Myers Industries, Inc. ................. 80,916 1,082,656
Ranpak Holdings Corp. , Class A
(b)
........ 94,620 608,407
1,691,063
Distributors — 0.2%
A-Mark Precious Metals, Inc. ............ 38,577 1,248,738
AMCON Distributing Co.
(a)
.............. 324 45,509
Weyco Group, Inc. ................... 13,301 403,286
1,697,533
Diversified Consumer Services — 1.3%
Allurion Technologies, Inc.
(b)
............. 17,376 17,334
American Public Education, Inc.
(b)
......... 34,761 611,098
Beachbody Co., Inc. (The)
(b)
............. 6,837 57,636
Carriage Services, Inc. ................ 30,510 818,889
Lincoln Educational Services Corp.
(b)
....... 58,342 691,936
Nerdy, Inc. , Class A
(b)
................. 160,551 268,120
OneSpaWorld Holdings Ltd.
(b)
........... 221,821 3,409,389
Perdoceo Education Corp. .............. 135,864 2,910,207
Universal Technical Institute, Inc.
(b)
........ 87,566 1,377,413
Wag! Group Co.
(b)
................... 47,545 76,072
WW International, Inc.
(a) (b)
.............. 177,221 207,349
10,445,443
Diversified REITs — 0.5%
Alpine Income Property Trust, Inc. ........ 27,644 430,141
CTO Realty Growth, Inc. ............... 48,706 850,407
Gladstone Commercial Corp. ............ 88,360 1,260,897
Modiv Industrial, Inc. , Class C ........... 20,408 288,569
NexPoint Diversified Real Estate Trust ..... 68,742 380,143
One Liberty Properties, Inc. ............. 35,090 823,913
4,034,070
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
...................... 27,816 1,101,236
ATN International, Inc. ................ 23,304 531,331
Bandwidth, Inc. , Class A
(b)
.............. 54,427 918,728
Consolidated Communications Holdings, Inc.
(b)
169,158 744,295
IDT Corp. , Class B ................... 33,995 1,221,100
4,516,690
Electric Utilities — 0.0%
Genie Energy Ltd. , Class B ............. 28,511 416,831
Electrical Equipment — 1.3%
Allient, Inc. ........................ 31,990 808,387
American Superconductor Corp.
(a) (b)
....... 75,189 1,758,671
Amprius Technologies, Inc.
(a) (b)
........... 30,726 39,022
Babcock & Wilcox Enterprises, Inc.
(b)
....... 129,900 188,355
Beam Global
(a) (b)
.................... 31,923 147,165
Blink Charging Co.
(b)
.................. 211,929 580,686
Broadwind, Inc.
(b)
.................... 42,901 140,715
Energy Vault Holdings, Inc.
(a) (b)
........... 226,429 215,017
Espey Mfg. & Electronics Corp. .......... 3,710 78,838
Security
Shares
Shares Value
Electrical Equipment (continued)
Flux Power Holdings, Inc.
(b)
............. 26,663 $ 82,922
Freyr Battery, Inc.
(b)
.................. 246,373 418,834
Ideal Power, Inc.
(a) (b)
.................. 16,268 114,852
LSI Industries, Inc. ................... 61,607 891,453
NeoVolta, Inc.
(a) (b)
.................... 62,879 166,001
Orion Energy Systems, Inc.
(b)
............ 26,732 29,673
Pioneer Power Solutions, Inc.
(a) (b)
......... 16,390 65,068
Preformed Line Products Co. ............ 5,349 666,164
Servotronics, Inc.
(b)
................... 1,799 21,408
SES AI Corp. , Class A
(a) (b)
.............. 286,555 358,194
SKYX Platforms Corp.
(a) (b)
.............. 154,749 147,012
SolarMax Technology, Inc.
(b)
............. 10,322 33,959
Solidion Technology, Inc.
(b)
.............. 9,419 5,180
Stem, Inc.
(b)
........................ 333,843 370,566
SunPower Corp.
(b)
................... 193,472 572,677
Thermon Group Holdings, Inc.
(b)
.......... 73,453 2,259,414
Tigo Energy, Inc.
(b)
................... 15,337 23,619
TPI Composites, Inc.
(a) (b)
............... 101,491 404,949
Ultralife Corp.
(b)
..................... 22,134 235,063
10,823,864
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(b)
................... 52,284 269,263
Aeva Technologies, Inc.
(b)
.............. 49,978 125,945
Airgain, Inc.
(a) (b)
..................... 19,235 116,179
AmpliTech Group, Inc.
(b)
............... 6,509 6,834
Arlo Technologies, Inc.
(b)
............... 209,589 2,733,041
Bel Fuse, Inc. , Class A ................ 3,803 307,701
Bel Fuse, Inc. , Class B, NVS ............ 22,814 1,488,385
Cepton, Inc.
(b)
...................... 8,485 22,825
Climb Global Solutions, Inc. ............. 9,257 581,432
Coda Octopus Group, Inc.
(b)
............. 9,117 54,930
CPS Technologies Corp.
(a) (b)
............. 10,861 18,464
Daktronics, Inc.
(b)
.................... 81,534 1,137,399
Data I/O Corp.
(b)
..................... 8,795 24,274
Evolv Technologies Holdings, Inc.
(a) (b)
...... 287,765 733,801
FARO Technologies, Inc.
(a) (b)
............ 39,213 627,408
Focus Universal, Inc.
(b)
................ 26,184 6,284
Frequency Electronics, Inc.
(b)
............ 14,601 133,015
Identiv, Inc.
(b)
....................... 50,444 216,909
Interlink Electronics, Inc.
(a) (b)
............. 3,470 14,192
Iteris, Inc.
(b)
........................ 93,317 404,063
Key Tronic Corp.
(b)
................... 22,261 90,157
Kimball Electronics, Inc.
(a) (b)
............. 53,964 1,186,129
LGL Group, Inc. (The)
(b)
............... 4,940 26,528
LightPath Technologies, Inc. , Class A
(a) (b)
.... 84,088 105,951
Lightwave Logic, Inc.
(a) (b)
............... 264,550 791,005
Luna Innovations, Inc.
(a) (b)
.............. 72,386 231,635
MicroVision, Inc.
(a) (b)
.................. 454,553 481,826
M-Tron Industries, Inc.
(a) (b)
.............. 4,927 173,480
MultiSensor AI Holdings, Inc.
(b)
........... 12,069 19,793
Neonode, Inc.
(a) (b)
.................... 26,937 55,760
nLight, Inc.
(b)
....................... 101,351 1,107,766
Nortech Systems, Inc.
(b)
............... 1,606 21,922
Ouster, Inc.
(a) (b)
..................... 95,309 936,887
Powerfleet, Inc.
(a) (b)
................... 199,669 912,487
Red Cat Holdings, Inc.
(b)
............... 124,816 143,538
Research Frontiers, Inc.
(b)
.............. 67,265 123,768
RF Industries Ltd.
(b)
.................. 18,570 64,809
Richardson Electronics Ltd. ............. 27,074 321,910
ScanSource, Inc.
(b)
................... 55,107 2,441,791
SmartRent, Inc. , Class A
(a) (b)
............. 425,588 1,017,155
Sono-Tek Corp.
(b)
.................... 17,290 66,912
Vishay Precision Group, Inc.
(b)
........... 26,691 812,474
Vuzix Corp.
(a) (b)
..................... 131,936 178,114

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Wrap Technologies, Inc.
(a) (b)
............. 65,139 $ 130,278
20,464,419
Energy Equipment & Services — 1.9%
Bristow Group, Inc.
(b)
................. 54,119 1,814,610
Dawson Geophysical Co. .............. 11,568 22,558
Diamond Offshore Drilling, Inc.
(b)
.......... 225,387 3,491,245
DMC Global, Inc.
(b)
................... 43,207 623,045
Drilling Tools International Corp.
(b)
......... 20,340 114,311
Energy Services of America Corp. ........ 24,854 177,955
Forum Energy Technologies, Inc.
(b)
........ 25,620 431,953
Geospace Technologies Corp.
(b)
.......... 27,671 248,486
Gulf Island Fabrication, Inc.
(b)
............ 29,317 177,954
Independence Contract Drilling, Inc.
(b)
...... 11,175 14,527
KLX Energy Services Holdings, Inc.
(b)
...... 31,290 154,885
Mammoth Energy Services, Inc.
(b)
......... 53,047 173,994
Natural Gas Services Group, Inc.
(b)
........ 23,586 474,550
NCS Multistage Holdings, Inc.
(b)
.......... 1,688 28,325
Newpark Resources, Inc.
(b)
............. 182,549 1,516,982
Nine Energy Service, Inc.
(a) (b)
............ 56,152 94,335
Oil States International, Inc.
(b)
............ 135,259 600,550
Profire Energy, Inc.
(a) (b)
................ 77,127 109,520
Ranger Energy Services, Inc. ............ 36,584 384,864
SEACOR Marine Holdings, Inc.
(b)
......... 53,685 724,211
Select Water Solutions, Inc. , Class A ....... 201,056 2,151,299
Smart Sand, Inc.
(a) (b)
.................. 64,465 136,021
Solaris Oilfield Infrastructure, Inc. , Class A ... 55,866 479,330
Superior Drilling Products, Inc.
(b)
.......... 12,064 15,683
TETRA Technologies, Inc.
(b)
............. 276,569 956,929
15,118,122
Entertainment — 0.3%
Chicken Soup For The Soul Entertainment,
Inc.
(b)
.......................... 5,969 1,158
CuriosityStream, Inc. , Class A
(a)
.......... 59,720 68,081
Gaia, Inc. , Class A
(b)
.................. 23,649 104,292
Golden Matrix Group, Inc.
(a) (b)
............ 43,821 108,238
Kartoon Studios, Inc.
(a) (b)
............... 72,950 75,138
LiveOne, Inc.
(b)
..................... 150,143 235,725
Loop Media, Inc.
(b)
................... 21,428 2,164
Marcus Corp. (The) .................. 52,945 601,985
Playstudios, Inc. , Class A
(b)
............. 193,613 400,779
PodcastOne, Inc.
(a) (b)
.................. 11,405 19,160
Reading International, Inc. , Class A, NVS
(b)
.. 32,690 46,420
Reservoir Media, Inc.
(b)
................ 43,051 340,103
Skillz, Inc. , Class A
(b)
................. 32,217 231,318
2,234,561
Financial Services — 1.4%
Acacia Research Corp.
(a) (b)
.............. 83,255 417,108
Alerus Financial Corp. ................ 39,410 772,830
AppTech Payments Corp.
(a) (b)
............ 9,009 8,468
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 60,368 1,791,119
Cantaloupe, Inc.
(b)
................... 128,817 850,192
Cass Information Systems, Inc. .......... 29,894 1,197,853
I3 Verticals, Inc. , Class A
(b)
.............. 49,859 1,100,887
Income Opportunity Realty Investors, Inc.
(b)
.. 1,425 23,156
International Money Express, Inc.
(b)
........ 69,900 1,456,716
NewtekOne, Inc. .................... 51,258 644,313
Onity Group, Inc.
(b)
................... 14,118 338,550
Paysign, Inc.
(b)
...................... 72,658 313,156
Priority Technology Holdings, Inc.
(b)
........ 39,897 210,656
Security National Financial Corp. , Class A
(b)
.. 28,171 225,086
Sezzle, Inc.
(b)
...................... 5,192 458,038
SWK Holdings Corp.
(b)
................ 7,663 130,194
Security
Shares
Shares Value
Financial Services (continued)
Usio, Inc.
(b)
........................ 47,822 $ 73,168
Velocity Financial, Inc.
(b)
............... 19,854 355,982
Waterstone Financial, Inc. .............. 36,714 469,572
XBP Europe Holdings, Inc.
(b)
............ 38,683 67,695
10,904,739
Food Products — 1.0%
Alico, Inc.
(a)
........................ 15,690 406,528
Bridgford Foods Corp.
(a) (b)
.............. 3,710 37,248
Calavo Growers, Inc. ................. 36,800 835,360
Farmer Bros Co.
(b)
................... 31,071 83,270
Forafric Global plc
(a) (b)
................. 11,731 125,170
Lifeway Foods, Inc.
(a) (b)
................ 9,942 126,959
Limoneira Co. ...................... 36,555 760,710
Mama's Creations, Inc.
(b)
............... 72,507 488,697
Real Good Food Co., Inc. (The) , Class A
(a) (b)
.. 9,327 4,665
Rocky Mountain Chocolate Factory, Inc.
(b)
... 4,120 9,064
S&W Seed Co.
(b)
.................... 23,904 8,606
Sadot Group, Inc.
(b)
.................. 11,132 4,249
Seneca Foods Corp. , Class A
(a) (b)
......... 10,599 608,383
SunOpta, Inc.
(a) (b)
.................... 202,088 1,091,275
Vital Farms, Inc.
(b)
................... 71,782 3,357,244
Whole Earth Brands, Inc. , Class A
(a) (b)
...... 71,610 348,025
8,295,453
Gas Utilities — 0.0%
RGC Resources, Inc. ................. 18,104 370,227
Ground Transportation — 0.5%
Covenant Logistics Group, Inc. , Class A ..... 17,824 878,545
FTAI Infrastructure, Inc. ................ 221,803 1,914,160
PAM Transportation Services, Inc.
(b)
....... 13,254 230,222
Universal Logistics Holdings, Inc. ......... 14,990 608,444
3,631,371
Health Care Equipment & Supplies — 2.7%
Accuray, Inc.
(a) (b)
..................... 210,991 384,004
AngioDynamics, Inc.
(b)
................ 83,997 508,182
Apyx Medical Corp.
(b)
................. 63,713 85,375
Artivion, Inc.
(b)
...................... 87,448 2,243,041
Aspira Women's Health, Inc.
(b)
........... 9,657 14,389
Autonomix Medical, Inc.
(b)
.............. 4,085 3,922
AxoGen, Inc.
(b)
...................... 93,387 676,122
Beyond Air, Inc.
(b)
.................... 72,711 39,068
Bioventus, Inc. , Class A
(b)
.............. 82,621 475,071
Cerus Corp.
(b)
...................... 397,230 699,125
ClearPoint Neuro, Inc.
(b)
............... 56,466 304,352
Co-Diagnostics, Inc.
(a) (b)
................ 67,365 84,206
Cutera, Inc.
(a) (b)
..................... 39,957 60,335
CVRx, Inc.
(b)
....................... 29,276 351,019
CytoSorbents Corp.
(a) (b)
................ 26,183 18,407
Delcath Systems, Inc.
(b)
................ 45,077 377,294
DIH Holdings US, Inc. , Class A
(b)
......... 20,704 55,280
ElectroCore, Inc.
(b)
................... 4,406 28,331
Electromed, Inc.
(a) (b)
.................. 17,232 258,997
Envoy Medical, Inc. , Class A
(b)
........... 8,684 20,494
enVVeno Medical Corp.
(a) (b)
............. 23,054 121,033
FONAR Corp.
(b)
..................... 13,733 219,728
Fractyl Health, Inc.
(b)
.................. 16,517 70,528
HeartBeam, Inc.
(b)
................... 25,442 65,386
Hyperfine, Inc. , Class A
(b)
.............. 70,387 59,829
Inogen, Inc.
(b)
...................... 52,180 424,223
iRadimed Corp. ..................... 17,731 779,100
IRIDEX Corp.
(b)
..................... 32,442 70,075
Kewaunee Scientific Corp.
(b)
............ 5,719 269,937
KORU Medical Systems, Inc.
(b)
........... 80,861 214,282

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
LENSAR, Inc.
(b)
..................... 18,287 $ 82,291
Modular Medical, Inc.
(b)
................ 26,493 41,859
Monogram Technologies, Inc.
(b)
.......... 22,521 48,420
Myomo, Inc.
(b)
...................... 58,091 186,472
Neuronetics, Inc.
(b)
................... 59,908 107,834
NeuroPace, Inc.
(b)
................... 30,019 226,944
Nevro Corp.
(b)
...................... 79,454 669,003
OraSure Technologies, Inc.
(b)
............ 164,425 700,450
Orchestra BioMed Holdings, Inc.
(b)
........ 51,035 415,935
Orthofix Medical, Inc.
(b)
................ 74,230 984,290
OrthoPediatrics Corp.
(b)
................ 36,057 1,036,999
Outset Medical, Inc.
(b)
................. 113,603 437,372
Owlet, Inc. , Class A
(b)
................. 7,372 30,373
Precision Optics Corp., Inc.
(b)
............ 8,208 48,427
Pro-Dex, Inc.
(a) (b)
.................... 4,221 82,900
Pulmonx Corp.
(b)
.................... 83,425 528,914
Pulse Bioscience, Inc. Units
(b) (c)
.......... 3,715 42,277
Pulse Biosciences, Inc.
(a) (b)
.............. 40,334 451,337
Retractable Technologies, Inc.
(b)
.......... 29,576 31,942
Rockwell Medical, Inc.
(a) (b)
.............. 64,425 113,388
Sanara Medtech, Inc.
(a) (b)
............... 8,795 248,195
Semler Scientific, Inc.
(a) (b)
............... 10,463 359,927
Sensus Healthcare, Inc.
(b)
.............. 33,049 176,151
SI-BONE, Inc.
(b)
..................... 89,698 1,159,795
Sight Sciences, Inc.
(b)
................. 77,258 515,311
Spectral AI, Inc. , Class A
(b)
.............. 11,182 19,680
Stereotaxis, Inc.
(b)
................... 120,803 219,861
Strata Skin Sciences, Inc.
(a) (b)
............ 957 2,938
Surmodics, Inc.
(b)
.................... 30,365 1,276,545
Tactile Systems Technology, Inc.
(b)
........ 52,135 622,492
Tela Bio, Inc.
(b)
...................... 35,901 168,735
Utah Medical Products, Inc. ............. 7,464 498,670
Vivani Medical, Inc.
(a) (b)
................ 46,325 58,369
VolitionRX Ltd.
(b)
.................... 64,283 38,891
Zimvie, Inc.
(b)
....................... 59,499 1,085,857
Zynex, Inc.
(a) (b)
...................... 33,852 315,501
22,015,480
Health Care Providers & Services — 1.5%
(b)
Accolade, Inc. ...................... 163,071 583,794
AirSculpt Technologies, Inc. ............. 29,158 116,632
Aveanna Healthcare Holdings, Inc. ........ 114,754 316,721
Biodesix, Inc. ...................... 70,448 107,786
CareMax, Inc. ...................... 1,239 3,457
Castle Biosciences, Inc. ............... 56,973 1,240,302
Cross Country Healthcare, Inc. ........... 73,338 1,014,998
Cryo-Cell International, Inc. ............. 11,985 91,206
DocGo, Inc.
(a)
...................... 223,792 691,517
Enzo Biochem, Inc. .................. 96,363 105,036
GeneDx Holdings Corp. ............... 26,774 699,872
InfuSystem Holdings, Inc. .............. 43,526 297,283
Joint Corp. (The) .................... 24,079 338,551
ModivCare, Inc. ..................... 24,547 644,113
Nano-X Imaging Ltd.
(a)
................ 119,454 876,792
NeueHealth, Inc. .................... 5,477 29,795
Oncology Institute, Inc. (The) ............ 50,610 23,281
Pennant Group, Inc. (The) .............. 63,681 1,476,762
Performant Financial Corp. ............. 155,643 451,365
PetIQ, Inc. , Class A .................. 59,467 1,311,842
Psychemedics Corp. ................. 3,439 8,322
Quipt Home Medical Corp. ............. 89,815 289,204
Sonida Senior Living, Inc. .............. 7,709 211,998
Talkspace, Inc. ..................... 270,519 622,194
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Viemed Healthcare, Inc. ............... 75,468 $ 494,315
12,047,138
Health Care REITs — 0.5%
Diversified Healthcare Trust ............. 481,277 1,467,895
Global Medical REIT, Inc. .............. 134,116 1,217,773
Strawberry Fields REIT, Inc. ............ 12,251 139,784
Universal Health Realty Income Trust ...... 28,383 1,110,911
3,936,363
Health Care Technology — 0.7%
Akili, Inc.
(b)
........................ 93,907 40,821
Augmedix, Inc.
(a) (b)
................... 71,168 62,628
DarioHealth Corp.
(a) (b)
................. 51,590 61,392
Forian, Inc.
(b)
....................... 38,921 103,141
Health Catalyst, Inc.
(b)
................. 128,463 820,879
HealthStream, Inc. ................... 53,778 1,500,406
iCAD, Inc.
(a) (b)
...................... 49,653 64,549
LifeMD, Inc.
(a) (b)
..................... 76,427 524,289
OptimizeRx Corp.
(b)
.................. 38,721 387,210
Simulations Plus, Inc.
(a)
................ 34,990 1,701,214
Streamline Health Solutions, Inc.
(b)
........ 55,795 25,710
TruBridge, Inc.
(a) (b)
................... 27,922 279,220
5,571,459
Hotel & Resort REITs — 0.2%
Ashford Hospitality Trust, Inc.
(a) (b)
......... 87,161 84,677
Braemar Hotels & Resorts, Inc. .......... 144,994 369,735
Chatham Lodging Trust ................ 106,087 903,861
Sotherly Hotels, Inc.
(b)
................. 6,077 6,988
1,365,261
Hotels, Restaurants & Leisure — 1.5%
Allied Gaming & Entertainment, Inc.
(b)
...... 1,555 1,975
Ark Restaurants Corp. ................ 4,164 54,174
Biglari Holdings, Inc. , Class B, NVS
(b)
...... 1,609 311,148
BJ's Restaurants, Inc.
(b)
................ 41,887 1,453,479
Canterbury Park Holding Corp. ........... 7,365 160,851
Century Casinos, Inc.
(a) (b)
............... 60,994 168,953
Chuy's Holdings, Inc.
(b)
................ 38,253 991,518
Denny's Corp.
(a) (b)
.................... 112,919 801,725
El Pollo Loco Holdings, Inc.
(b)
............ 59,364 671,407
FAT Brands, Inc. , Class A .............. 11,502 59,005
Flanigan's Enterprises, Inc. ............. 1,403 37,713
Full House Resorts, Inc.
(b)
.............. 72,405 362,025
GAN Ltd.
(b)
........................ 97,365 143,613
Golden Entertainment, Inc. ............. 44,652 1,389,124
Good Times Restaurants, Inc.
(b)
.......... 5,188 13,126
Hall of Fame Resort & Entertainment Co.
(b)
... 3,610 10,397
Inspired Entertainment, Inc.
(a) (b)
........... 48,352 442,421
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 13,063 824,145
Lindblad Expeditions Holdings, Inc.
(b)
....... 78,461 757,149
Mondee Holdings, Inc. , Class A
(a) (b)
........ 84,733 203,359
Nathan's Famous, Inc. ................ 6,221 421,659
Noodles & Co. , Class A
(b)
.............. 82,459 130,285
ONE Group Hospitality, Inc. (The)
(b)
........ 46,565 197,901
Pinstripes Holdings, Inc. , Class A
(b)
........ 6,581 18,098
PlayAGS, Inc.
(b)
..................... 86,577 995,635
Potbelly Corp.
(b)
..................... 60,555 486,257
RCI Hospitality Holdings, Inc.
(a)
........... 19,345 842,668
Red Robin Gourmet Burgers, Inc.
(b)
........ 33,825 256,055
Serve Robotics, Inc.
(b)
................. 22,041 42,980
Vacasa, Inc. , Class A
(b)
................ 20,476 99,718
12,348,563

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 1.2%
Bassett Furniture Industries, Inc. ......... 18,172 $ 258,224
Beazer Homes USA, Inc.
(b)
............. 65,288 1,794,114
Ethan Allen Interiors, Inc. .............. 50,402 1,405,712
Flexsteel Industries, Inc. ............... 10,158 315,507
GoPro, Inc. , Class A
(b)
................. 274,866 390,310
Hamilton Beach Brands Holding Co. , Class A . 18,796 323,103
Hooker Furnishings Corp. .............. 23,346 338,050
Hovnanian Enterprises, Inc. , Class A
(b)
...... 10,955 1,554,734
iRobot Corp.
(b)
...................... 62,622 570,486
Landsea Homes Corp.
(b)
............... 39,762 365,413
Legacy Housing Corp.
(b)
............... 24,708 566,802
Lifetime Brands, Inc. .................. 27,369 235,100
Live Ventures, Inc.
(b)
.................. 3,412 77,418
Lovesac Co. (The)
(a) (b)
................. 31,313 707,048
Purple Innovation, Inc.
(a) (b)
.............. 125,220 130,229
Traeger, Inc.
(b)
...................... 75,589 181,414
Tupperware Brands Corp.
(a) (b)
............ 98,673 138,142
United Homes Group, Inc. , Class A
(a) (b)
...... 11,070 62,988
Universal Electronics, Inc.
(b)
............. 23,854 277,183
VOXX International Corp. , Class A
(b)
....... 25,649 81,051
9,773,028
Household Products — 0.1%
Oil-Dri Corp. of America ............... 10,786 691,275
Independent Power and Renewable Electricity Producers
— 0.1%
(b)
Altus Power, Inc. , Class A
(a)
............. 167,103 655,044
Spruce Power Holding Corp. ............ 21,971 80,194
735,238
Industrial REITs — 0.3%
Industrial Logistics Properties Trust ........ 143,658 528,661
Plymouth Industrial REIT, Inc. ........... 88,924 1,901,195
2,429,856
Insurance — 1.8%
Ambac Financial Group, Inc.
(b)
........... 95,558 1,225,053
American Coastal Insurance Corp.
(a) (b)
...... 53,233 561,608
Atlantic American Corp. ............... 9,632 16,278
Citizens, Inc. , Class A
(a) (b)
.............. 108,762 295,833
Crawford & Co. , Class A, NVS ........... 33,404 288,611
Donegal Group, Inc. , Class A ............ 33,943 437,186
eHealth, Inc.
(b)
...................... 62,406 282,699
Fundamental Global, Inc.
(b)
............. 35,414 33,558
GoHealth, Inc. , Class A
(a) (b)
............. 9,895 96,179
Greenlight Capital Re Ltd. , Class A
(b)
....... 60,727 795,524
HCI Group, Inc. ..................... 17,889 1,648,829
Heritage Insurance Holdings, Inc.
(b)
........ 50,471 357,335
Hippo Holdings, Inc.
(b)
................. 43,430 746,562
ICC Holdings, Inc.
(b)
.................. 4,421 100,047
Investors Title Co. ................... 3,126 563,086
James River Group Holdings Ltd. ......... 68,896 532,566
Kingstone Cos., Inc.
(b)
................. 21,562 107,810
Kingsway Financial Services, Inc.
(b)
........ 28,357 233,662
Maiden Holdings Ltd.
(a) (b)
............... 193,751 399,127
MBIA, Inc.
(b)
....................... 98,357 539,980
NI Holdings, Inc.
(b)
................... 17,366 265,700
Root, Inc. , Class A
(a) (b)
................. 19,022 981,725
Selectquote, Inc.
(b)
................... 294,781 813,596
Tiptree, Inc. ....................... 55,615 917,091
United Fire Group, Inc. ................ 46,204 992,924
Universal Insurance Holdings, Inc. ........ 52,771 989,984
Vericity, Inc.
(a) (b)
..................... 4,154 47,480
14,270,033
Security
Shares
Shares Value
Interactive Media & Services — 0.9%
(b)
Arena Group Holdings, Inc. (The)
(a)
........ 8,073 $ 6,216
DHI Group, Inc. ..................... 91,670 191,590
EverQuote, Inc. , Class A ............... 55,313 1,153,829
fuboTV, Inc.
(a)
...................... 646,955 802,224
GameSquare Holdings, Inc.
(a)
............ 48,368 58,042
Hwh International, Inc. ................ 5,167 5,270
IZEA Worldwide, Inc. ................. 18,331 43,078
MediaAlpha, Inc. , Class A .............. 54,735 720,860
Nextdoor Holdings, Inc. , Class A .......... 384,390 1,068,604
Outbrain, Inc. ...................... 85,131 423,953
Paltalk, Inc. ........................ 13,110 52,702
PSQ Holdings, Inc. , Class A ............. 7,969 30,043
QuinStreet, Inc. ..................... 116,021 1,924,789
System1, Inc. , Class A
(a)
............... 52,764 80,201
Travelzoo
(a)
........................ 14,991 113,782
TrueCar, Inc. ....................... 188,933 591,360
Zedge, Inc. , Class B .................. 15,736 47,995
7,314,538
IT Services — 1.6%
Applied Digital Corp.
(a) (b)
............... 216,955 1,290,882
Backblaze, Inc. , Class A
(b)
.............. 87,902 541,476
BigBear.ai Holdings, Inc.
(a) (b)
............. 223,839 337,997
Brand Engagement Network, Inc.
(b)
........ 8,196 28,276
Brightcove, Inc.
(b)
.................... 96,815 229,451
Castellum, Inc.
(b)
.................... 19,159 3,564
Core Scientific, Inc.
(b)
................. 392,793 3,652,975
Couchbase, Inc.
(b)
................... 85,706 1,564,992
Crexendo, Inc.
(b)
.................... 28,820 90,639
CSP, Inc. ......................... 14,952 222,785
Data Storage Corp.
(b)
................. 8,776 57,571
DecisionPoint Systems, Inc.
(b)
........... 12,287 125,327
Edgio, Inc.
(b)
....................... 7,706 84,149
Glimpse Group, Inc. (The)
(b)
............. 12,153 12,396
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 125,953 1,323,766
Hackett Group, Inc. (The) .............. 55,823 1,212,476
Information Services Group, Inc. .......... 77,915 229,070
Rackspace Technology, Inc.
(b)
........... 147,288 438,918
Research Solutions, Inc.
(b)
.............. 54,561 139,131
Tucows, Inc. , Class A
(a) (b)
............... 17,654 341,075
Unisys Corp.
(b)
...................... 145,076 599,164
12,526,080
Leisure Products — 0.7%
American Outdoor Brands, Inc.
(b)
......... 27,036 243,324
AMMO, Inc.
(a) (b)
..................... 197,553 331,889
Clarus Corp. ....................... 61,887 416,499
Escalade, Inc. ...................... 21,992 303,270
Funko, Inc. , Class A
(a) (b)
................ 67,736 661,103
JAKKS Pacific, Inc.
(a) (b)
................ 17,605 315,306
Johnson Outdoors, Inc. , Class A .......... 10,555 369,214
Latham Group, Inc.
(b)
................. 89,183 270,224
Marine Products Corp. ................ 19,407 196,011
MasterCraft Boat Holdings, Inc.
(b)
......... 37,053 699,561
Smith & Wesson Brands, Inc. ............ 100,363 1,439,205
Solo Brands, Inc. , Class A
(a) (b)
............ 35,945 81,955
5,327,561
Life Sciences Tools & Services — 1.1%
(b)
Adaptive Biotechnologies Corp. .......... 254,894 922,716
Akoya Biosciences, Inc.
(a)
.............. 58,496 136,881
Alpha Teknova, Inc. .................. 16,898 23,150
BioLife Solutions, Inc.
(a)
................ 78,077 1,673,190
Champions Oncology, Inc.
(a)
............. 15,312 79,163
ChromaDex Corp.
(a)
.................. 107,922 294,627
Codexis, Inc. ....................... 153,933 477,192

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Conduit Pharmaceuticals, Inc. ........... 49,569 $ 52,543
Harvard Bioscience, Inc. ............... 89,600 255,360
Inotiv, Inc.
(a)
........................ 49,821 82,703
Lifecore Biomedical, Inc.
(a)
.............. 47,131 241,782
MaxCyte, Inc. ...................... 230,330 902,894
Nautilus Biotechnology, Inc. ............. 108,124 253,010
OmniAb, Inc.
(a)
...................... 203,361 762,604
Personalis, Inc.
(a)
.................... 75,669 88,533
Quanterix Corp.
(a)
.................... 79,138 1,045,413
Quantum-Si, Inc. , Class A
(a)
............. 221,537 232,614
Rapid Micro Biosystems, Inc. , Class A
(a)
..... 27,869 18,393
Seer, Inc. , Class A ................... 131,380 220,718
Standard BioTools, Inc.
(a)
............... 664,328 1,175,861
8,939,347
Machinery — 3.0%
374Water, Inc.
(b)
..................... 143,274 171,929
Blue Bird Corp.
(b)
.................... 70,796 3,812,364
ClearSign Technologies Corp.
(b)
.......... 5,988 4,996
Columbus McKinnon Corp. ............. 62,601 2,162,238
Commercial Vehicle Group, Inc.
(b)
......... 72,454 355,024
Douglas Dynamics, Inc. ............... 49,937 1,168,526
Eastern Co. (The) ................... 11,441 291,402
FreightCar America, Inc.
(b)
.............. 32,673 114,029
Gencor Industries, Inc.
(b)
............... 22,660 438,244
Graham Corp.
(b)
..................... 22,598 636,360
Hurco Cos., Inc. ..................... 13,376 204,118
Hydrofarm Holdings Group, Inc.
(b)
......... 48,159 33,230
Hyliion Holdings Corp. , Class A
(a) (b)
........ 308,380 499,576
Hyster-Yale, Inc. .................... 25,230 1,759,288
L B Foster Co. , Class A
(b)
............... 20,034 431,132
Luxfer Holdings plc .................. 58,990 683,694
Manitex International, Inc.
(b)
............. 32,981 146,106
Manitowoc Co., Inc. (The)
(b)
............. 76,677 884,086
Mayville Engineering Co., Inc.
(b)
.......... 28,008 466,613
Miller Industries, Inc. ................. 24,452 1,345,349
NN, Inc.
(b)
......................... 101,311 303,933
Novusterra, Inc.
(a) (b)
.................. 12,894 —
Palladyne AI Corp.
(b)
.................. 28,076 44,922
Park-Ohio Holdings Corp. .............. 18,886 488,958
Perma-Pipe International Holdings, Inc.
(b)
.... 17,017 151,451
REV Group, Inc. .................... 113,119 2,815,532
Shyft Group, Inc. (The) ................ 74,431 882,752
Taylor Devices, Inc.
(a) (b)
................ 5,167 232,412
TechPrecision Corp.
(b)
................. 16,448 56,417
Titan International, Inc.
(b)
............... 109,956 814,774
Twin Disc, Inc.
(a)
..................... 24,530 288,963
Wabash National Corp. ................ 98,363 2,148,248
Xos, Inc.
(b)
........................ 8,675 59,944
23,896,610
Marine Transportation — 0.5%
Genco Shipping & Trading Ltd. ........... 92,945 1,980,658
Himalaya Shipping Ltd. ................ 65,465 599,660
Pangaea Logistics Solutions Ltd. ......... 69,280 542,462
Safe Bulkers, Inc. ................... 139,204 810,167
3,932,947
Media — 1.2%
Boston Omaha Corp. , Class A
(a) (b)
......... 54,431 732,641
Cardlytics, Inc.
(b)
.................... 88,410 725,846
Clear Channel Outdoor Holdings, Inc.
(a) (b)
.... 769,412 1,084,871
comScore, Inc.
(a) (b)
................... 8,940 126,859
Creative Realities, Inc.
(b)
............... 8,825 41,389
Cumulus Media, Inc. , Class A
(a) (b)
......... 35,085 71,574
Direct Digital Holdings, Inc. , Class A
(a) (b)
..... 7,638 30,781
Security
Shares
Shares Value
Media (continued)
Emerald Holding, Inc.
(a) (b)
............... 34,086 $ 193,949
Entravision Communications Corp. , Class A .. 135,558 275,183
EW Scripps Co. (The) , Class A
(b)
......... 133,144 418,072
Fluent, Inc.
(b)
....................... 6,353 22,934
Gambling.com Group Ltd.
(b)
............. 38,462 316,158
Gannett Co., Inc.
(a) (b)
.................. 312,659 1,441,358
Harte Hanks, Inc.
(b)
................... 14,220 115,466
iHeartMedia, Inc. , Class A
(b)
............. 227,646 248,134
Innovid Corp.
(b)
..................... 234,377 433,598
Lee Enterprises, Inc.
(a) (b)
............... 12,531 139,220
Marchex, Inc. , Class B
(b)
............... 46,906 72,235
National CineMedia, Inc.
(b)
.............. 156,107 685,310
Saga Communications, Inc. , Class A ....... 8,776 138,222
SPAR Group, Inc.
(b)
.................. 21,781 52,492
Thryv Holdings, Inc.
(b)
................. 70,083 1,248,879
Townsquare Media, Inc. , Class A ......... 28,842 316,108
Urban One, Inc. , Class D, NVS
(a) (b)
........ 26,970 40,455
WideOpenWest, Inc.
(b)
................ 108,376 586,314
9,558,048
Metals & Mining — 1.9%
5E Advanced Materials, Inc.
(a) (b)
.......... 87,905 106,365
American Battery Technology Co.
(b)
........ 104,165 130,206
Ampco-Pittsburgh Corp.
(a) (b)
............. 28,444 21,902
Ascent Industries Co.
(a) (b)
............... 15,522 151,495
Caledonia Mining Corp. plc ............. 36,426 354,061
Contango ORE, Inc.
(b)
................. 17,301 312,629
Critical Metals Corp.
(b)
................. 14,538 163,843
Dakota Gold Corp.
(b)
.................. 144,766 369,153
Friedman Industries, Inc. ............... 13,611 205,526
Gold Resource Corp.
(b)
................ 69,793 26,068
Haynes International, Inc. .............. 27,863 1,635,558
Hycroft Mining Holding Corp. , Class A
(b)
..... 40,996 98,390
i-80 Gold Corp.
(a) (b)
................... 571,576 617,302
Idaho Strategic Resources, Inc.
(b)
......... 24,336 239,953
Ivanhoe Electric, Inc.
(a) (b)
............... 184,204 1,727,834
Lifezone Metals Ltd.
(b)
................. 60,134 461,829
Metallus, Inc.
(b)
..................... 94,391 1,913,306
NioCorp Developments Ltd.
(b)
............ 57,329 99,179
Olympic Steel, Inc. ................... 24,441 1,095,690
Perpetua Resources Corp.
(a) (b)
........... 84,955 441,766
Piedmont Lithium, Inc.
(a) (b)
.............. 39,929 398,492
Radius Recycling, Inc. , Class A .......... 58,033 886,164
Ramaco Resources, Inc. , Class A ......... 58,541 728,835
Ramaco Resources, Inc. , Class B ......... 10,801 117,299
SunCoke Energy, Inc. ................. 184,616 1,809,237
Tredegar Corp.
(b)
.................... 58,665 281,005
Universal Stainless & Alloy Products, Inc.
(a) (b)
. 19,194 525,532
US Gold Corp.
(a) (b)
................... 18,030 93,215
US Goldmining, Inc.
(b)
................. 5,107 32,378
15,044,212
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
ACRES Commercial Realty Corp.
(a) (b)
...... 15,044 191,961
AFC Gamma, Inc. ................... 37,411 456,414
AG Mortgage Investment Trust, Inc. ....... 63,445 421,275
Angel Oak Mortgage REIT, Inc. .......... 26,234 343,665
Ares Commercial Real Estate Corp. ....... 117,605 782,073
ARMOUR Residential REIT, Inc.
(a)
........ 108,096 2,094,901
Cherry Hill Mortgage Investment Corp. ..... 65,776 238,767
Chicago Atlantic Real Estate Finance, Inc. ... 37,489 575,831
Dynex Capital, Inc. ................... 141,170 1,685,570
Ellington Financial, Inc. ................ 182,096 2,199,720
Franklin BSP Realty Trust, Inc. ........... 180,857 2,278,798
Granite Point Mortgage Trust, Inc. ........ 110,645 328,616

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Great Ajax Corp. .................... 74,364 $ 265,479
Invesco Mortgage Capital, Inc. ........... 108,035 1,012,288
Lument Finance Trust, Inc. ............. 69,556 166,934
Manhattan Bridge Capital, Inc. ........... 18,948 97,393
Nexpoint Real Estate Finance, Inc. ........ 17,872 245,204
Orchid Island Capital, Inc. .............. 117,231 977,707
Sachem Capital Corp. ................. 100,772 260,999
Seven Hills Realty Trust ............... 28,478 361,101
14,984,696
Multi-Utilities — 0.2%
Unitil Corp. ........................ 35,199 1,822,956
Office REITs — 0.5%
City Office REIT, Inc. ................. 85,767 427,120
Creative Media & Community Trust Corp. .... 27,558 74,131
Franklin Street Properties Corp. .......... 214,439 328,092
NET Lease Office Properties ............ 32,678 804,532
Office Properties Income Trust ........... 106,091 216,425
Orion Office REIT, Inc. ................ 123,530 443,473
Peakstone Realty Trust , Class E ......... 80,385 852,081
Postal Realty Trust, Inc. , Class A ......... 47,664 635,361
3,781,215
Oil, Gas & Consumable Fuels — 3.5%
Adams Resources & Energy, Inc. ......... 5,558 155,624
Aemetis, Inc.
(a) (b)
.................... 79,766 240,096
American Resources Corp. , Class A
(a) (b)
..... 99,327 72,628
Amplify Energy Corp.
(a) (b)
............... 86,369 585,582
Ardmore Shipping Corp. ............... 91,361 2,058,363
Battalion Oil Corp.
(a) (b)
................. 7,350 24,549
Berry Corp. ........................ 168,856 1,090,810
Centrus Energy Corp. , Class A
(a) (b)
........ 31,065 1,328,029
Clean Energy Technologies, Inc.
(b)
........ 29,849 39,401
Diversified Energy Co. plc .............. 103,379 1,394,583
Empire Petroleum Corp.
(a) (b)
............. 30,887 159,377
Encore Energy Corp.
(a) (b)
............... 392,625 1,546,942
Energy Fuels, Inc.
(a) (b)
................. 357,072 2,163,856
Epsilon Energy Ltd. .................. 45,624 248,651
Evolution Petroleum Corp. .............. 67,826 357,443
FutureFuel Corp. .................... 57,516 295,057
Granite Ridge Resources, Inc. ........... 115,923 733,793
Hallador Energy Co.
(b)
................. 55,007 427,404
Kolibri Global Energy, Inc.
(b)
............. 38,422 137,167
Lightbridge Corp.
(a) (b)
.................. 29,459 99,277
NACCO Industries, Inc. , Class A .......... 9,114 252,184
Nordic American Tankers Ltd. ........... 449,046 1,787,203
Overseas Shipholding Group, Inc. , Class A .. 107,609 912,524
PHX Minerals, Inc. , Class A
(a)
............ 77,726 253,387
PrimeEnergy Resources Corp.
(a) (b)
......... 1,511 160,695
REX American Resources Corp.
(b)
........ 33,943 1,547,461
Riley Exploration Permian, Inc. ........... 25,051 709,194
Ring Energy, Inc.
(a) (b)
.................. 326,141 551,178
Sable Offshore Corp.
(b)
................ 111,025 1,673,147
SandRidge Energy, Inc. ............... 71,106 919,401
SilverBow Resources, Inc.
(b)
............. 47,321 1,790,153
Stabilis Solutions, Inc.
(b)
............... 5,950 22,907
Teekay Corp.
(b)
..................... 126,117 1,131,269
Ur-Energy, Inc.
(b)
.................... 605,215 847,301
US Energy Corp.
(b)
................... 20,477 20,886
VAALCO Energy, Inc. ................. 229,521 1,439,097
Verde Clean Fuels, Inc. , Class A
(b)
........ 6,923 28,661
Vertex Energy, Inc.
(b)
.................. 186,768 176,440
Vivakor, Inc.
(b)
...................... 18,705 37,410
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
W&T Offshore, Inc. ................... 217,427 $ 465,294
27,884,424
Paper & Forest Products — 0.2%
(b)
Clearwater Paper Corp. ............... 35,768 1,733,675
Glatfelter Corp. ..................... 98,212 136,515
1,870,190
Passenger Airlines — 0.3%
Blade Air Mobility, Inc. , Class A
(b)
......... 126,011 438,518
Hawaiian Holdings, Inc.
(a) (b)
............. 112,494 1,398,300
Spirit Airlines, Inc. ................... 241,922 885,435
Surf Air Mobility, Inc.
(b)
................. 58,139 22,349
Volato Group, Inc. , Class A
(b)
............ 23,392 13,675
2,758,277
Personal Care Products — 0.3%
AXIL Brands, Inc.
(b)
................... 3,370 25,646
Beauty Health Co. (The) , Class A
(b)
........ 163,620 314,151
FitLife Brands, Inc.
(b)
.................. 3,404 113,353
Honest Co., Inc. (The)
(b)
............... 176,365 514,986
Lifevantage Corp. ................... 22,379 143,673
Medifast, Inc. ...................... 23,727 517,723
Natural Alternatives International, Inc.
(b)
..... 9,767 58,797
Natural Health Trends Corp. ............ 17,661 125,393
Nature's Sunshine Products, Inc.
(b)
........ 28,411 428,154
Safety Shot, Inc.
(b)
................... 45,750 53,070
United-Guardian, Inc. ................. 7,517 67,202
Upexi, Inc.
(b)
....................... 9,906 3,576
Veru, Inc.
(a) (b)
....................... 291,147 244,942
2,610,666
Pharmaceuticals — 4.4%
Aclaris Therapeutics, Inc.
(b)
............. 153,962 169,358
Alimera Sciences, Inc.
(b)
............... 46,968 261,142
Alto Neuroscience, Inc.
(b)
............... 19,501 208,466
Amylyx Pharmaceuticals, Inc.
(b)
.......... 137,278 260,828
AN2 Therapeutics, Inc.
(a) (b)
.............. 34,229 73,592
Anebulo Pharmaceuticals, Inc.
(b)
.......... 3,395 9,268
Aquestive Therapeutics, Inc.
(a) (b)
.......... 163,602 425,365
Atea Pharmaceuticals, Inc.
(b)
............ 169,974 562,614
Athira Pharma, Inc.
(b)
................. 71,960 190,694
Biote Corp. , Class A
(b)
................. 59,681 445,817
Bright Green Corp.
(b)
.................. 36,802 9,322
CalciMedica, Inc.
(b)
................... 12,076 47,821
Clearside Biomedical, Inc.
(b)
............. 155,802 202,543
Cognition Therapeutics, Inc.
(a) (b)
.......... 69,140 114,772
Collegium Pharmaceutical, Inc.
(a) (b)
........ 71,733 2,309,803
Contineum Therapeutics, Inc. , Class A
(b)
.... 15,258 268,693
CorMedix, Inc.
(a) (b)
................... 121,089 524,315
Durect Corp.
(a) (b)
..................... 25,714 33,171
Enliven Therapeutics, Inc.
(a) (b)
............ 77,510 1,811,409
Esperion Therapeutics, Inc.
(a) (b)
........... 416,135 923,820
Eton Pharmaceuticals, Inc.
(b)
............ 42,765 140,697
Evolus, Inc.
(b)
...................... 121,725 1,320,716
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 110,122 958,061
Fulcrum Therapeutics, Inc.
(a) (b)
........... 136,720 847,664
Harrow, Inc.
(a) (b)
..................... 67,279 1,405,458
Ikena Oncology, Inc.
(a) (b)
............... 65,637 108,301
Journey Medical Corp.
(a) (b)
.............. 17,365 97,939
Liquidia Corp.
(a) (b)
.................... 126,966 1,523,592
Longboard Pharmaceuticals, Inc.
(b)
........ 71,239 1,925,590
Lyra Therapeutics, Inc.
(b)
............... 107,318 29,695
Marinus Pharmaceuticals, Inc.
(b)
.......... 121,759 142,458
MediWound Ltd.
(a) (b)
.................. 17,636 273,711
Mind Medicine MindMed, Inc.
(b)
.......... 158,563 1,143,239

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Nektar Therapeutics
(b)
................. 392,261 $ 486,404
Nuvation Bio, Inc. , Class A
(a) (b)
........... 395,249 1,154,127
Ocular Therapeutix, Inc.
(a) (b)
............. 342,674 2,343,890
Ocuphire Pharma, Inc.
(a) (b)
.............. 55,659 85,158
Omeros Corp.
(a) (b)
.................... 123,527 501,520
Optinose, Inc.
(b)
..................... 161,198 167,646
Oramed Pharmaceuticals, Inc.
(a) (b)
......... 81,919 210,532
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 75,182 774,375
Phibro Animal Health Corp. , Class A ....... 44,987 754,432
ProPhase Labs, Inc.
(b)
................. 33,027 138,053
Relmada Therapeutics, Inc.
(a) (b)
........... 52,704 158,112
Revance Therapeutics, Inc.
(b)
............ 229,057 588,677
Reviva Pharmaceuticals Holdings, Inc.
(a) (b)
... 41,047 52,540
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 1,421,381 )
(a) (b) (d)
.................. 135,628 254,927
scPharmaceuticals, Inc.
(a) (b)
............. 62,586 272,249
SCYNEXIS, Inc.
(a) (b)
.................. 81,428 162,856
SIGA Technologies, Inc. ............... 102,039 774,476
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 81,013 2,201,933
Telomir Pharmaceuticals, Inc.
(b)
.......... 7,748 37,268
Terns Pharmaceuticals, Inc.
(b)
............ 126,813 863,597
TherapeuticsMD, Inc.
(b)
................ 7,883 12,692
Theravance Biopharma, Inc.
(a) (b)
.......... 81,220 688,746
Third Harmonic Bio, Inc.
(b)
.............. 43,685 567,905
Trevi Therapeutics, Inc.
(b)
.............. 129,159 384,894
Ventyx Biosciences, Inc.
(b)
.............. 133,723 308,900
Verrica Pharmaceuticals, Inc.
(a) (b)
......... 41,663 303,723
VYNE Therapeutics, Inc.
(b)
.............. 12,361 24,351
WaVe Life Sciences Ltd.
(b)
.............. 170,568 851,134
Xeris Biopharma Holdings, Inc.
(b)
......... 308,861 694,937
Zevra Therapeutics, Inc.
(b)
.............. 92,731 454,382
35,044,370
Professional Services — 1.9%
Aeries Technology, Inc.
(b)
............... 15,781 29,826
Asure Software, Inc.
(a) (b)
................ 52,144 438,010
Barrett Business Services, Inc. ........... 56,608 1,855,044
BGSF, Inc. ........................ 22,498 192,358
BlackSky Technology, Inc. , Class A
(a) (b)
...... 235,946 252,462
CRA International, Inc. ................ 14,691 2,530,084
DLH Holdings Corp.
(b)
................. 18,550 195,888
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 132,587 193,577
Forrester Research, Inc.
(b)
.............. 26,409 451,066
Franklin Covey Co.
(a) (b)
................ 25,408 965,504
Heidrick & Struggles International, Inc. ..... 44,400 1,402,152
HireQuest, Inc. ..................... 12,156 150,127
Hudson Global, Inc.
(b)
................. 5,808 96,471
IBEX Holdings Ltd.
(b)
.................. 19,768 319,846
Innodata, Inc.
(a) (b)
.................... 59,611 884,031
Kelly Services, Inc. , Class A, NVS ........ 68,320 1,462,731
Mastech Digital, Inc.
(b)
................. 6,138 46,035
Mistras Group, Inc.
(b)
................. 45,610 378,107
RCM Technologies, Inc.
(b)
.............. 12,948 242,387
Resources Connection, Inc. ............. 71,473 789,062
Skillsoft Corp. , Class A
(b)
............... 8,677 120,003
Spire Global, Inc.
(b)
................... 49,082 532,049
Steel Connect, Inc.
(b)
................. 8,369 107,458
TrueBlue, Inc.
(b)
..................... 67,550 695,765
TTEC Holdings, Inc. .................. 43,079 253,304
Where Food Comes From, Inc.
(a) (b)
........ 5,894 71,376
Willdan Group, Inc.
(a) (b)
................ 27,734 800,126
15,454,849
Security
Shares
Shares Value
Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.
(b)
...... 1,186 $ 2,277
American Realty Investors, Inc.
(b)
......... 2,961 42,046
AMREP Corp.
(b)
..................... 5,593 105,764
Comstock Holding Cos., Inc. , Class A
(b)
..... 6,620 42,169
Doma Holdings, Inc.
(b)
................. 7,692 46,690
Douglas Elliman, Inc.
(b)
................ 178,197 206,709
Fathom Holdings, Inc.
(a) (b)
.............. 28,601 49,194
FRP Holdings, Inc.
(b)
.................. 29,252 834,267
InterGroup Corp. (The)
(b)
............... 1,132 23,772
JW Mays, Inc.
(b)
..................... 772 35,265
LuxUrban Hotels, Inc.
(a) (b)
............... 27,380 6,415
Maui Land & Pineapple Co., Inc.
(b)
........ 16,746 369,249
Offerpad Solutions, Inc.
(b)
.............. 22,626 100,007
Rafael Holdings, Inc. , Class B
(a) (b)
......... 27,189 39,152
RE/MAX Holdings, Inc. , Class A .......... 39,360 318,816
Real Brokerage, Inc. (The)
(b)
............ 209,276 849,661
Star Holdings
(b)
..................... 28,361 342,034
Stratus Properties, Inc.
(b)
............... 12,246 308,844
Tejon Ranch Co.
(b)
................... 46,082 786,159
Transcontinental Realty Investors, Inc.
(b)
.... 2,744 76,091
4,584,581
Residential REITs — 0.4%
Bluerock Homes Trust, Inc. , Class A ....... 7,322 128,135
BRT Apartments Corp. ................ 24,840 433,955
Clipper Realty, Inc. ................... 25,387 91,647
UMH Properties, Inc. ................. 140,697 2,249,745
2,903,482
Retail REITs — 0.6%
CBL & Associates Properties, Inc. ......... 50,255 1,174,962
NETSTREIT Corp. ................... 162,572 2,617,409
Whitestone REIT .................... 107,906 1,436,229
5,228,600
Semiconductors & Semiconductor Equipment — 2.0%
Aehr Test Systems
(a) (b)
................. 60,981 681,158
Alpha & Omega Semiconductor Ltd.
(b)
...... 51,103 1,909,719
Amtech Systems, Inc.
(a) (b)
.............. 25,669 150,420
Atomera, Inc.
(a) (b)
.................... 51,395 195,815
AXT, Inc.
(a) (b)
....................... 92,285 311,923
CEVA, Inc.
(b)
....................... 51,421 991,911
CVD Equipment Corp.
(b)
............... 11,221 43,650
Everspin Technologies, Inc.
(a) (b)
........... 42,961 257,336
GCT Semiconductor Holding, Inc.
(b)
........ 16,616 86,569
GSI Technology, Inc.
(a) (b)
............... 42,490 112,598
Ichor Holdings Ltd.
(b)
.................. 71,730 2,765,192
indie Semiconductor, Inc. , Class A
(a) (b)
...... 361,280 2,229,098
inTEST Corp.
(a) (b)
.................... 26,701 263,806
Kopin Corp.
(a) (b)
..................... 246,065 206,670
Maxeon Solar Technologies Ltd.
(b)
......... 68,007 58,010
Navitas Semiconductor Corp.
(a) (b)
......... 277,965 1,092,402
NVE Corp. ........................ 10,543 787,457
Pixelworks, Inc.
(a) (b)
................... 126,906 124,774
QuickLogic Corp.
(b)
................... 30,404 315,898
Rigetti Computing, Inc.
(b)
............... 311,291 333,081
SkyWater Technology, Inc.
(b)
............ 60,003 459,023
SMART Global Holdings, Inc.
(b)
........... 113,349 2,592,292
SPI Energy Co. Ltd.
(a) (b)
................ 24,224 10,901
15,979,703
Software — 4.3%
8x8, Inc.
(a) (b)
........................ 257,445 571,528
A10 Networks, Inc. ................... 156,192 2,163,259
Airship AI Holdings, Inc.
(b)
.............. 6,907 24,796
American Software, Inc. , Class A ......... 69,330 632,983

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Arteris, Inc.
(b)
....................... 60,734 $ 456,112
AudioEye, Inc.
(a) (b)
................... 15,419 271,529
authID, Inc.
(b)
....................... 8,158 84,680
Aware, Inc.
(b)
....................... 28,167 55,489
Bit Digital, Inc.
(b)
..................... 257,834 819,912
Blend Labs, Inc. , Class A
(b)
............. 508,111 1,199,142
Cerence, Inc.
(b)
..................... 90,406 255,849
Cipher Mining, Inc.
(a) (b)
................. 380,320 1,578,328
Consensus Cloud Solutions, Inc.
(b)
........ 39,664 681,428
CoreCard Corp.
(b)
.................... 13,296 193,989
CS Disco, Inc.
(b)
..................... 64,799 386,202
CXApp, Inc.
(b)
...................... 16,511 33,352
Daily Journal Corp.
(b)
................. 3,066 1,209,476
Dave, Inc.
(b)
........................ 17,231 522,099
Digimarc Corp.
(a) (b)
................... 33,428 1,036,602
Digital Turbine, Inc.
(b)
................. 210,872 350,048
Domo, Inc. , Class B
(b)
................. 74,436 574,646
D-Wave Quantum, Inc.
(b)
............... 192,864 219,865
eGain Corp.
(b)
...................... 44,942 283,584
Expensify, Inc. , Class A
(b)
.............. 133,177 198,434
Gryphon Digital Mining, Inc.
(b)
............ 75,476 89,816
Hut 8 Corp.
(b)
....................... 176,620 2,647,534
Intellicheck, Inc.
(a) (b)
.................. 40,449 138,336
Issuer Direct Corp.
(b)
.................. 6,370 49,973
Kaltura, Inc.
(b)
...................... 210,543 252,652
Mercurity Fintech Holding, Inc. ........... 29,902 62,794
Mitek Systems, Inc.
(a) (b)
................ 101,975 1,140,080
NextNav, Inc.
(a) (b)
.................... 165,230 1,340,015
ON24, Inc.
(b)
....................... 61,385 368,924
OneSpan, Inc.
(b)
..................... 83,450 1,069,829
Ooma, Inc.
(a) (b)
...................... 54,413 540,321
Pagaya Technologies Ltd. , Class A
(b)
....... 88,953 1,135,040
Phunware, Inc.
(b)
.................... 17,759 97,497
Porch Group, Inc.
(a) (b)
................. 170,208 257,014
Prairie Operating Co.
(b)
................ 8,303 90,088
QXO, Inc. ......................... 954 68,459
reAlpha Tech Corp.
(b)
................. 23,413 22,242
Red Violet, Inc.
(b)
.................... 24,341 618,261
Rekor Systems, Inc.
(a) (b)
................ 156,619 242,759
ReposiTrak, Inc.
(a)
................... 25,878 395,675
Rimini Street, Inc.
(b)
.................. 116,915 358,929
Roadzen, Inc.
(b)
..................... 32,255 71,606
SoundHound AI, Inc. , Class A
(a) (b)
......... 625,072 2,469,034
SoundThinking, Inc.
(b)
................. 21,917 266,949
SRAX, Inc. , NVS
(b)
................... 49,878 2,993
Stronghold Digital Mining, Inc. , Class A
(b)
.... 13,163 56,469
Synchronoss Technologies, Inc.
(b)
......... 6,479 60,255
Telos Corp.
(a) (b)
...................... 123,924 498,174
Terawulf, Inc.
(a) (b)
.................... 506,913 2,255,763
Upland Software, Inc.
(a) (b)
............... 54,969 136,873
Veritone, Inc.
(b)
..................... 57,981 131,037
Viant Technology, Inc. , Class A
(a) (b)
........ 34,292 338,462
Weave Communications, Inc.
(b)
.......... 86,286 778,300
WM Technology, Inc. , Class A
(b)
.......... 182,602 189,906
Xperi, Inc.
(b)
........................ 99,055 813,242
Yext, Inc.
(b)
........................ 230,971 1,235,695
Zapata Computing Holdings, Inc.
(b)
........ 14,339 8,603
34,102,931
Specialized REITs — 0.3%
Farmland Partners, Inc. ............... 96,946 1,117,788
Gladstone Land Corp. ................ 74,035 1,013,539
Global Self Storage, Inc. ............... 23,099 112,261
2,243,588
Security
Shares
Shares Value
Specialty Retail — 2.9%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 56,921 $ 541,888
Aaron's Co., Inc. (The) ................ 68,348 682,113
aka Brands Holding Corp.
(b)
............. 1,308 19,947
America's Car-Mart, Inc.
(a) (b)
............. 13,277 799,408
BARK, Inc.
(a) (b)
...................... 291,850 528,248
Barnes & Noble Education, Inc.
(b)
......... 1 6
Big 5 Sporting Goods Corp. ............. 47,377 140,236
Build-A-Bear Workshop, Inc. ............ 28,459 719,159
Caleres, Inc. ....................... 75,321 2,530,786
CarParts.com, Inc.
(b)
.................. 122,105 122,105
Cato Corp. (The) , Class A .............. 38,046 210,775
Children's Place, Inc. (The)
(a) (b)
........... 10,730 87,342
Citi Trends, Inc.
(a) (b)
................... 17,709 376,493
Conn's, Inc.
(b)
...................... 27,704 30,613
Container Store Group, Inc. (The)
(b)
........ 6,984 3,771
Destination XL Group, Inc.
(b)
............ 118,078 429,804
Duluth Holdings, Inc. , Class B
(b)
.......... 30,120 111,143
Envela Corp.
(a) (b)
.................... 15,285 68,630
Genesco, Inc.
(b)
..................... 23,753 614,253
Grove Collaborative Holdings
(b)
.......... 28,523 50,486
GrowGeneration Corp.
(a) (b)
.............. 128,133 275,486
Haverty Furniture Cos., Inc. ............. 31,777 803,640
Hibbett, Inc. ....................... 25,569 2,229,872
J Jill, Inc. ......................... 10,445 365,262
Lands' End, Inc.
(a) (b)
.................. 31,233 424,456
Lazydays Holdings, Inc.
(b)
.............. 17,971 45,646
LL Flooring Holdings, Inc.
(a) (b)
............ 64,418 92,118
Lulu's Fashion Lounge Holdings, Inc.
(b)
..... 38,274 70,807
MarineMax, Inc.
(a) (b)
.................. 47,581 1,540,197
OneWater Marine, Inc. , Class A
(a) (b)
........ 26,308 725,312
PetMed Express, Inc. ................. 45,432 184,000
RealReal, Inc. (The)
(a) (b)
................ 215,680 688,019
Rent the Runway, Inc. , Class A
(b)
......... 5,871 103,153
RumbleON, Inc. , Class B
(b)
............. 35,715 146,431
Shoe Carnival, Inc.
(a)
................. 39,431 1,454,610
Sleep Number Corp.
(a) (b)
............... 47,501 454,585
Sportsman's Warehouse Holdings, Inc.
(a) (b)
... 82,043 197,724
Stitch Fix, Inc. , Class A
(a) (b)
.............. 198,049 821,903
Tandy Leather Factory, Inc.
(b)
............ 7,593 34,168
ThredUp, Inc. , Class A
(a) (b)
.............. 173,350 294,695
Tile Shop Holdings, Inc.
(a) (b)
............. 62,982 436,465
Tilly's, Inc. , Class A
(a) (b)
................ 33,525 202,156
Torrid Holdings, Inc.
(a) (b)
................ 26,938 201,766
Winmark Corp. ..................... 6,425 2,265,648
Zumiez, Inc.
(a) (b)
..................... 36,144 704,085
22,829,410
Technology Hardware, Storage & Peripherals — 0.4%
AstroNova, Inc.
(b)
.................... 14,233 219,758
CompoSecure, Inc. , Class A ............ 39,020 265,336
CPI Card Group, Inc.
(b)
................ 11,008 299,968
Eastman Kodak Co.
(b)
................. 133,246 716,863
Immersion Corp. .................... 66,771 628,315
Intevac, Inc.
(a) (b)
..................... 57,691 222,687
One Stop Systems, Inc.
(a) (b)
............. 40,728 98,154
Quantum Corp.
(b)
.................... 55,828 22,839
TransAct Technologies, Inc.
(b)
............ 19,628 73,998
Turtle Beach Corp.
(b)
.................. 37,770 541,622
3,089,540
Textiles, Apparel & Luxury Goods — 0.4%
Crown Crafts, Inc. ................... 19,825 103,685
Culp, Inc.
(b)
........................ 24,693 110,625
Delta Apparel, Inc.
(b)
.................. 6,829 3,961
Jerash Holdings US, Inc. ............... 13,312 40,602

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Lakeland Industries, Inc. ............... 15,593 $ 357,703
Movado Group, Inc. .................. 33,352 829,131
PLBY Group, Inc.
(a) (b)
................. 11,670 9,069
Rocky Brands, Inc. ................... 15,938 589,068
Superior Group of Cos., Inc. ............ 28,668 542,112
Unifi, Inc.
(b)
........................ 31,622 186,253
Vera Bradley, Inc.
(a) (b)
................. 58,881 368,595
3,140,804
Tobacco — 0.2%
Ispire Technology, Inc.
(a) (b)
.............. 42,282 338,256
Turning Point Brands, Inc. .............. 37,776 1,212,232
1,550,488
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc. , Class A ....... 59,013 474,465
BlueLinx Holdings, Inc.
(b)
............... 18,615 1,732,870
DXP Enterprises, Inc.
(b)
................ 27,490 1,260,142
EVI Industries, Inc. ................... 11,542 218,375
Hudson Technologies, Inc.
(a) (b)
........... 97,950 860,980
Karat Packaging, Inc. ................. 15,128 447,486
Mega Matrix Corp.
(a) (b)
................. 67,363 167,060
Titan Machinery, Inc.
(a) (b)
............... 45,495 723,370
Transcat, Inc.
(b)
..................... 19,028 2,277,271
Willis Lease Finance Corp. ............. 6,749 467,706
8,629,725
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.
(b)
............. 24,808 229,474
Water Utilities — 0.4%
Cadiz, Inc.
(b)
....................... 92,794 286,733
Consolidated Water Co. Ltd. ............ 33,083 878,023
Global Water Resources, Inc. ............ 25,421 307,594
Pure Cycle Corp.
(b)
................... 45,883 438,183
York Water Co. (The) ................. 31,658 1,174,195
3,084,728
Wireless Telecommunication Services — 0.1%
FingerMotion, Inc.
(a) (b)
................. 16,259 41,461
KORE Group Holdings, Inc.
(b)
............ 38,337 16,251
Spok Holdings, Inc. .................. 40,337 597,391
SurgePays, Inc.
(a) (b)
.................. 30,254 96,510
751,613
Total Common Stocks — 99 .6%
(Cost: $ 965,062,054 ) .............................. 796,858,116
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(b)
....................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $ – ) ..................................... —
Rights
Biotechnology — 0.0%
(b)
Contra Aduro Biotech I, CVR
(c)
........... 33,109 15,561
Inhibrx, Inc., CVR ................... 73,455 79,331
OncoMed Pharmaceuticals, Inc., CVR
(c)
.... 60,904 1
Oncternal Therapeutics, Inc., CVR
(a) (c)
...... 1,634 1,675
96,568
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(b) (c)
........ 4,194 5,548
Security
Shares
Shares Value
Pharmaceuticals — 0.0%
Contra CVR Catalyst, CVR
(b)
............ 37,156 $ 10,775
Total Rights — 0 .0%
(Cost: $ 62,800 ) ................................. 112,891
Warrants
Chemicals — 0 .0%
Danimer Scientific, Inc. (Issued/Exercisable
05/10/24 , 1 Share for 1 Warrant, Expires
07/15/25 , Strike Price USD 5.00 )
(b)
...... 61,678 1
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 1
Total Long-Term Investments — 99.6%
(Cost: $ 965,124,854 ) .............................. 796,971,008
Short-Term Securities
Money Market Funds — 13.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(g)
.................. 105,354,450 105,396,592
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 1,516,304 1,516,304
Total Short-Term Securities — 13 .4%
(Cost: $ 106,837,511 ) .............................. 106,912,896
Total Investments — 113 .0%
(Cost: $ 1,071,962,365 ) ............................ 903,883,904
Liabilities in Excess of Other Assets — (13.0) % ............ (104,115,835)
Net Assets — 100.0% ...............................
$ 799,768,069
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $254,927, representing less than 0.05% of its net assets as of period end, and an original cost of $1,421,381.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 153,302,770 $ — $ (47,886,145)
(a)
$ (3,778) $ (16,255) $ 105,396,592 105,354,450 $ 727,469
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 9,846,133 — (8,329,829)
(a)
— — 1,516,304 1,516,304 20,049 —
$ (3,778) $ (16,255) $ 106,912,896 $ 747,518 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 21 09/20/24 $ 2,168 $ 5,250

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
Micro-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 796,557,919 $ 257,920 $ 42,277 $ 796,858,116
Preferred Securities ....................................... — — — —
Rights ................................................ — 90,106 22,785 112,891
Warrants .............................................. — 1 — 1
Short-Term Securities
Money Market Funds ...................................... 106,912,896 — — 106,912,896
$ 903,470,815 $ 348,027 $ 65,062 $ 903,883,904
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 5,250 $ — $ — $ 5,250
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust